                               MULTIOPTION SELECT
                           VARIABLE ANNUITY CONTRACT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                         http://www.minnesotamutual.com

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans.

You may invest your contract values in our Variable Annuity Account. The Variable Annuity Account invests in the following Fund portfolios:

-  Advantus Series Fund, Inc.
   - All portfolios, except for the Maturing Government Bond portfolios, which are only available to contracts issued prior to May 1, 2000.
-  Franklin Templeton Variable Insurance Products Trust
   - Templeton Developing Markets Securities Fund -- Class 2 Shares (previously Templeton Developing Markets Fund)
   -  Templeton Asset Strategy Fund -- Class 2 Shares (available August 1, 2000)
   -  Franklin Small Cap Fund -- Class 2 Shares (available August 1, 2000)
-  Janus Aspen Series
   -  Capital Appreciation Portfolio -- Service Shares
   -  International Growth Portfolio -- Service Shares
-  Fidelity Variable Insurance Products Funds
   -  Mid Cap Portfolio -- Service Class 2 Shares
   -  Contrafund-Registered Trademark- Portfolio -- Service Class 2 Shares
   -  Equity-Income Portfolio -- Service Class 2 Shares
-  Warburg Pincus Trust
   -  Global Post-Venture Capital Portfolio (available August 1, 2000)

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

The contract is designed for long-term investors. If you receive any volume credit amount, it may be more than offset by the sales charge if one is imposed upon surrender of the contract.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

 THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE
                          FUND PORTFOLIOS SHOWN ABOVE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2000

                 THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

              TABLE OF CONTENTS

                 SPECIAL TERMS                                                 1

                 QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT     2

                 EXPENSE TABLE                                                 4

                 GENERAL DESCRIPTIONS                                          9
                       Minnesota Life Insurance Company                        9
                       Variable Annuity Account                                9
                       The Funds                                              10
                       Additions, Deletions or Substitutions                  11

                 CONTRACT CHARGES                                             12
                       Deferred Sales Charges                                 12
                       Mortality and Expense Risk Charges                     13
                       Transaction and Contract Charges                       14

                 VOTING RIGHTS                                                14

                 DESCRIPTION OF THE CONTRACT                                  14
                       General Provisions                                     14
                       Annuity Payments and Options                           17
                       Death Benefits                                         22
                       Purchase Payments and Value of the Contract            23
                       Redemptions                                            27

                 FEDERAL TAX STATUS                                           28

                 PERFORMANCE DATA                                             34

                 STATEMENT OF ADDITIONAL INFORMATION                          34

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION               A-1

                 APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES       B-1

                 APPENDIX C -- TYPES OF QUALIFIED PLANS                      C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this prospectus.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts you pay to us under your contract.

VALUATION DATE or VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

VOLUME CREDIT: an additional amount, other than a dividend, which we may credit to your contract.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant." These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more of the available Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:

-  Franklin Templeton Variable Insurance Products Trust
   - Templeton Developing Markets Securities Fund -- Class 2 Shares (previously Templeton Developing Markets Fund)
   -  Templeton Asset Strategy Fund -- Class 2 Shares (available August 1, 2000)
   -  Franklin Small Cap Fund -- Class 2 Shares (available August 1, 2000)
-  Janus Aspen Series
   -  Capital Appreciation Portfolio -- Service Shares
   -  International Growth Portfolio -- Service Shares
-  Fidelity Variable Insurance Products Funds
   -  Mid Cap Portfolio -- Service Class 2 Shares
   -  Contrafund Portfolio -- Service Class 2 Shares
   -  Equity-Income Portfolio -- Service Class 2 Shares
-  Warburg Pincus Trust
   -  Global Post-Venture Capital Portfolio (available August 1, 2000)

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?

Yes. You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently there are no charges for transfers among Portfolios, however we reserve the right to impose a charge in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for our mortality and expense risk guarantees. We reserve the right to increase the charge to 1.40% on an annual rate.

A deferred sales charge of up to 7% of purchase payments may apply if you make partial withdrawals or surrender your contract within seven or fewer years after your last purchase payment.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

There is a one time contract fee of $200 if you elect a fixed annuity.

The Portfolios pay investment advisory and other expenses. Total expenses of the Portfolios range from .40% to 1.81% of average daily net assets of the Portfolios on an annual basis.

We reserve the right to make a charge of up to $25 for transfers occurring more frequently than once a month. We also reserve the right to assess a $100 fee to cover administrative costs if you exchange this contract for another of our contracts. Currently we do not impose such charges.

EXPENSE TABLE

The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each Portfolio after expense reimbursement.

The following contract expense information is intended to illustrate the expenses of the MultiOption Select variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

CONTRACT OWNER TRANSACTION EXPENSES

The amount of the deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT              CHARGE
----------------------------              ------
                  0-1                     7%
                  1-2                     7%
                  2-3                     6%
                  3-4                     5%
                  4-5                     4%
                  5-6                     3%
                  6-7                     2%
            7 and thereafter              0%

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                          MAXIMUM
                                            CURRENT       POSSIBLE
                                             CHARGE        CHARGE
                                             ------        ------
Mortality and Expense Risk Fees              1.25%         1.40%
                                            --------      --------
Total Separate Account Annual Expenses       1.25%         1.40%
                                            ========      ========

Note: We reserve the right to increase the mortality and expense risk fees to not more than the amount shown above is "Maximum Possible Charge".

FUND ANNUAL EXPENSES
(As a percentage of average net assets for the described Advantus Series Fund, Inc., the Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Warburg Pincus Trust.)

                                                                          TOTAL ANNUAL                   TOTAL ANNUAL
                                                                         FUND OPERATING      TOTAL      FUND OPERATING
                                                                        EXPENSES WITHOUT    WAIVERS     EXPENSES WITH
                                MANAGEMENT     OTHER     DISTRIBUTION      WAIVERS OR         AND         WAIVERS OR
                                    FEE       EXPENSES   (12B-1) FEES      REDUCTIONS      REDUCTIONS     REDUCTIONS
                                -----------   --------   ------------   ----------------   ----------   --------------
ADVANTUS SERIES FUND,
  INC.: (1)
  Growth Portfolio                 0.45%       0.03%        0.25%            0.73%             --           0.73%
  Bond Portfolio                   0.30%       0.06%        0.25%            0.61%             --           0.61%
  Money Market Portfolio           0.25%       0.06%        0.25%            0.56%             --           0.56%
  Asset Allocation Portfolio       0.35%       0.03%        0.25%            0.63%             --           0.63%
  Mortgage Securities Portfolio    0.30%       0.06%        0.25%            0.61%             --           0.61%
  Index 500 Portfolio              0.12%       0.05%        0.25%            0.42%             --           0.42%
  Capital Appreciation
   Portfolio                       0.50%       0.04%        0.25%            0.79%             --           0.79%
  International Stock
   Portfolio (2)                   0.59%       0.19%        0.25%            1.03%             --           1.03%
  Small Company Growth
   Portfolio                       0.65%       0.05%        0.25%            0.95%             --           0.95%
  Maturing Government Bond 2002
   Portfolio (2)                   0.25%       0.83%          --             1.08%           0.68%          0.40%
  Maturing Government Bond 2006
   Portfolio (2)                   0.25%       1.01%          --             1.26%           0.86%          0.40%
  Maturing Government Bond 2010
   Portfolio (2)                   0.25%       1.18%          --             1.43%           1.03%          0.40%
  Value Stock Portfolio            0.50%       0.05%        0.25%            0.80%             --           0.80%
  Small Company Value
   Portfolio (2)                   0.70%       0.81%        0.25%            1.76%           0.66%          1.10%
  Global Bond Portfolio (2)        0.60%       0.34%        0.25%            1.19%             --           1.19%
  Index 400 Mid-Cap
   Portfolio (2)                   0.15%       0.60%        0.25%            1.00%           0.45%          0.55%
  Macro-Cap Value
   Portfolio (2)                   0.50%       0.78%        0.25%            1.53%           0.63%          0.90%
  Micro-Cap Growth
   Portfolio (2)                   0.95%       0.47%        0.25%            1.67%           0.32%          1.35%
  Real Estate Securities
   Portfolio (2)                   0.60%       1.30%        0.25%            2.15%           1.15%          1.00%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
   Securities Fund (7)             1.25%       0.31%        0.25%            1.81%             --           1.81%
  Templeton Asset Strategy
   Fund (7)                        0.60%       0.18%        0.25%            1.03%             --           1.03%
  Franklin Small Cap Fund (3)      0.55%       0.27%        0.25%            1.07%             --           1.07%
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS -- SERVICE
  CLASS 2 SHARES:
  VIP Mid Cap Portfolio: (4)       0.57%       0.43%        0.25%            1.25%             --           1.25%
  VIP Contrafund
   Portfolio: (4)                  0.58%       0.12%        0.25%            0.95%             --           0.95%
  VIP Equity-Income
   Portfolio: (4)                  0.48%       0.10%        0.25%            0.83%             --           0.83%
JANUS ASPEN SERIES -- SERVICE
  SHARES:
  Capital Appreciation
   Portfolio -- (5)                0.65%       0.04%        0.25%            0.94%             --           0.94%
  International Growth
   Portfolio -- (5)                0.65%       0.11%        0.25%            1.01%             --           1.01%
WARBURG PINCUS TRUST
  Global Post-Venture Capital
   Portfolio (6)                   1.25%       0.33%          --             1.58%           0.18%          1.40%

(1) The shareholders of the fund approved new management fees for certain portfolios and a distribution (Rule 12b-1) fee, effective May 1, 2000. The table shows the new management and distribution fees that will be in effect May 1, 2000 and other expenses incurred in fiscal year 1999.

(2) Minnesota Life voluntarily waived certain expenses for these portfolios for the period ended December 31, 1999. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been as shown in the column "Total annual fund operating expenses without waivers or reductions." It is Advantus Capital's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15% except for the International Stock and Global Bond portfolios where other fund expenses must exceed 1.00%. Advantus Capital reserves the option to reduce the level of other fund expenses which it will voluntarily absorb.

(3) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: FRANKLIN SMALL CAP FUND -- CLASS 2 Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%. The fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(4) Service Class 2 shares became effective January 11, 2000 and therefore operating expenses are estimates for each fund for the fiscal year ended December 31, 2000. The estimates do not reflect the effect of any expense reimbursements or reduction during the period.

(5) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(6) Fee waivers and expense reimbursements or credits reduced expenses of the portfolio in 1999, but may be reduced at any time. See the fund prospectus for more details.

(7) On 2/8/00, shareholders approved a merger and reorganization that combined the assets of the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP") effective 5/1/00. On 2/8/00, VIP fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 Management Fees 1.25%, Distribution and Service Fees 0.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.79%. TEMPLETON ASSET STRATEGY FUND -- CLASS 2 Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%. The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT CHARGES

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                                                 IF YOU ANNUITIZE AT THE
                                                     IF YOU SURRENDERED YOUR                   END OF THE APPLICABLE TIME
                                                   CONTRACT AT THE END OF THE                     PERIOD OR YOU DO NOT
                                                     APPLICABLE TIME PERIOD                     SURRENDER YOUR CONTRACT*
                                            -----------------------------------------   -----------------------------------------
                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            --------   --------   --------   --------   --------   --------   --------   --------
 ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                            $ 90       $122       $147       $231       $ 20       $ 62       $107       $231
  Bond Portfolio                              $ 89       $118       $141       $218       $ 19       $ 58       $101       $218
  Money Market Portfolio                      $ 88       $117       $138       $213       $ 18       $ 57       $ 98       $213
  Asset Allocation Portfolio                  $ 89       $119       $142       $220       $ 19       $ 59       $102       $220
  Mortgage Securities Portfolio               $ 89       $118       $141       $218       $ 19       $ 58       $101       $218
  Index 500 Portfolio                         $ 87       $113       $131       $198       $ 17       $ 53       $ 91       $198
  Capital Appreciation Portfolio              $ 91       $124       $150       $237       $ 21       $ 64       $110       $237
  International Stock Portfolio               $ 93       $131       $162       $262       $ 23       $ 71       $122       $262
  Small Company Growth Portfolio              $ 92       $129       $158       $253       $ 22       $ 69       $118       $253
  Maturing Government Bond 2002 Portfolio     $ 87       $112       $130       $195       $ 17       $ 52       $ 90       $195
  Maturing Government Bond 2006 Portfolio     $ 87       $112       $130       $195       $ 17       $ 52       $ 90       $195
  Maturing Government Bond 2010 Portfolio     $ 87       $112       $130       $195       $ 17       $ 52       $ 90       $195
  Value Stock Portfolio                       $ 91       $124       $150       $238       $ 21       $ 64       $110       $238
  Small Company Value Portfolio               $ 94       $133       $166       $269       $ 24       $ 73       $126       $269
  Global Bond Portfolio                       $ 95       $136       $170       $278       $ 25       $ 76       $130       $278
  Index 400 Mid-Cap Portfolio                 $ 88       $117       $137       $212       $ 18       $ 57       $ 97       $212
  Macro-Cap Value Portfolio                   $ 92       $127       $155       $248       $ 22       $ 67       $115       $248
  Micro-Cap Growth Portfolio                  $ 96       $141       $178       $293       $ 26       $ 81       $138       $293
  Real Estate Securities Portfolio            $ 93       $130       $160       $258       $ 23       $ 70       $120       $258
 FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2 SHARES:
  Templeton Developing Markets Securities
   Fund                                       $101       $155       $201       $337       $ 31       $ 95       $161       $337
  Templeton Asset Strategy Fund               $ 93       $131       $162       $262       $ 23       $ 71       $122       $262
  Franklin Small Cap Fund                     $ 94       $132       $164       $266       $ 24       $ 72       $124       $266
 FIDELITY VARIABLE INSURANCE PRODUCTS
  FUNDS -- SERVICE CLASS 2 SHARES:
  VIP Fund -- Mid Cap                         $ 95       $138       $173       $284       $ 25       $ 78       $133       $284
  VIP Fund -- Contrafund                      $ 92       $129       $158       $253       $ 22       $ 69       $118       $253
  VIP Fund -- Equity-Income                   $ 91       $125       $152       $241       $ 21       $ 65       $112       $241
 JANUS ASPEN SERIES -- SERVICE SHARES:
  Capital Appreciation Portfolio              $ 92       $129       $157       $252       $ 22       $ 69       $117       $252
  International Growth Portfolio              $ 93       $131       $161       $260       $ 23       $ 71       $121       $260
 WARBURG PINCUS TRUST:
  Global Post-Venture Capital Portfolio       $ 97       $142       $181       $298       $ 27       $ 82       $141       $298

*Annuitize for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

The examples contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    -  the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Each of the sub-accounts of the Variable Annuity Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On
October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are our general corporate obligations.

The Variable Annuity Account currently has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                                     INVESTMENT                      INVESTMENT
                    FUND/PORTFOLIO                                     ADVISER                      SUB-ADVISER
                    --------------                                     -------                      -----------
 ADVANTUS SERIES FUND, INC.:
---------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                                         Advantus Capital Management, Inc.
 Bond Portfolio                                           Advantus Capital Management, Inc.
 Money Market Portfolio                                   Advantus Capital Management, Inc.
 Asset Allocation Portfolio                               Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                            Advantus Capital Management, Inc.
 Index 500 Portfolio                                      Advantus Capital Management, Inc.
 Capital Appreciation Portfolio                           Advantus Capital Management, Inc.    Credit Suisse Asset
                                                                                               Management, LLC
 International Stock Portfolio                            Advantus Capital Management, Inc.    Templeton Investment
                                                                                               Counsel, Inc.
 Small Company Growth Portfolio                           Advantus Capital Management, Inc.    Credit Suisse Asset
                                                                                               Management, LLC
 Maturing Government Bond Portfolio - 2002,               Advantus Capital Management, Inc.
  - 2006, - 2010
 Value Stock Portfolio                                    Advantus Capital Management, Inc.
 Small Company Value Portfolio                            Advantus Capital Management, Inc.    State Street
                                                                                               Research &
                                                                                               Management Company
 Global Bond Portfolio                                    Advantus Capital Management, Inc.    Julius Baer Investment
                                                                                               Management Inc.
 Index 400 Mid-Cap Portfolio                              Advantus Capital Management, Inc.
 Macro-Cap Value Portfolio                                Advantus Capital Management, Inc.    J.P. Morgan Investment
                                                                                               Management Inc.
 Micro-Cap Growth Portfolio                               Advantus Capital Management, Inc.    Wall Street Associates
 Real Estate Securities Portfolio                         Advantus Capital Management, Inc.
 FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
---------------------------------------------------------------------------------------------------------------------
 Templeton Dev. Mkt. Securities Fund -                    Templeton Asset Management Ltd.
  Class 2 Shares
 Templeton Asset Strategy Fund - Class 2 Shares           Templeton Investment Counsel,
                                                          Inc.
 Franklin Small Cap Fund - Class 2 Shares                 Franklin Advisers, Inc.
 JANUS ASPEN SERIES:
---------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio - Service Shares          Janus Capital
 International Growth Portfolio - Service Shares          Janus Capital
 FIDELITY VARIABLE INSURANCE PRODUCTS
  FUNDS:
---------------------------------------------------------------------------------------------------------------------
 Mid Cap Portfolio - Service Class 2 Shares               Fidelity Management & Research
 Contrafund Portfolio - Service Class 2 Shares            Fidelity Management & Research
 Equity-Income Portfolio - Service Class 2                Fidelity Management & Research
  Shares
 WARBURG PINCUS TRUST:
---------------------------------------------------------------------------------------------------------------------
 Global Post-Venture Capital Portfolio                    Credit Suisse Asset Management,
                                                          LLC

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

Shares of the Funds are also sold to some of our other separate accounts, which are used to receive and invest purchase payments paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Portfolio simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Possible actions could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

(SIDEBAR)
A deferred sales charge may apply.
(END SIDEBAR)

CONTRACT CHARGES

The contract has several types of charges, all of which are discussed below.

A. DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract. However, when a contract's accumulation value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted for expenses relating to the sale of the contracts. There is no deferred sales charge on:

    -  amounts applied to provide an annuity under the contract,

    -  amounts returned pursuant to the contract's cancellation right, or

    -  amounts paid in the event of the death of the owner.

The deferred sales charge is the charge made on contract withdrawals or surrenders. It is made during the seven year period following the receipt of each purchase payment. The amount withdrawn plus any deferred sales charge is deducted from the accumulation value by canceling accumulation units.

The applicable deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT  CHARGE
----------------------------  ------
            0-1                 7%
            1-2                 7%
            2-3                 6%
            3-4                 5%
            4-5                 4%
            5-6                 3%
            6-7                 2%
      7 and thereafter          0%

The amount of the deferred sales charge is determined by:

    - calculating the number of years each purchase payment being withdrawn has been in the contract;

    - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

    - adding the deferred sales charge from all purchase payments so calculated.

All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments we received within seven years of the date of the withdrawal or surrender. However, you may withdraw without a deferred sales charge the excess, if any, of the accumulation value of the contract over the sum of all of the purchase payments made to the contract, reduced by the amount of previous purchase payment withdrawals.

(SIDEBAR)
We pay broker-dealers to sell the contracts.
The mortality and expense risk charge is 1.25%, but we may increase it to 1.40%. (END SIDEBAR)

We will waive the sales charge on:

    - certain amounts of a contract's purchase payments withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details); and

    - amounts withdrawn because of an excess contribution to a tax-qualified contract including (including for example IRAs and tax sheltered annuities).

Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter for the contracts, may pay up to 4.75% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either we or Ascend Financial will pay credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings that we or our affiliates sponsor, for the purpose of promoting the sale of the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business they place with us.

B. MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risks under the contract by our obligation to continue to make monthly annuity payments to each annuitant, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40% on an annual basis.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. Conversely, if the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

(SIDEBAR)
You can instruct us how to vote Fund shares.
The contract is a flexible payment variable annuity.
(END SIDEBAR)

C. TRANSACTION AND CONTRACT CHARGES

There currently is no charge for any transfer. We reserve the right to charge up to $25, for the second and subsequent transfers in any calendar month. We also reserve the right to charge a $100 fee to cover administrative costs if you exchange the contract for another of our variable annuities.

A one time $200 contract fee is imposed if you elect a fixed annuity.

VOTING RIGHTS

We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, the contract owner holds the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period, the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at the meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities or may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity payment or a fixed annuity payment to begin at some future date. Purchase payments are flexible with respect to timing and amount. (SIDEBAR)
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

2. Issuance of Contract

The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

3. Modification of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

    - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

    - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action we make before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

    - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and;

    - you do not consent to our retention of your initial payment until the application is made complete.
(SIDEBAR)
You cannot pay more than $5 million unless we consent.
We may cancel your contract if you stop making payments and have a small accumulation value.
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

Total purchase payments under the contract may not exceed $5,000,000, except with our consent.

The contract permits us to cancel your contract, and pay you its accumulation value if:

    - no purchase payments are made for a period of two or more full contract years and;

    - the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and;

    -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

    - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

    - other periods the SEC by order permits for the protection of the contract owners.

7. Participation

The contract is non-participating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts if any, that will be distributable under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
You tell us when to begin making annuity payments to the annuitant, unless your retirement plan requires them to commence by a certain age.
(END SIDEBAR)

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option you select, and

    -  the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amounts of the monthly annuity payments) will, however, reflect investment gains and losses and investment income of the Portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolios you select.

2. Electing the Retirement Date and Form of Annuity

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least two valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

    -  the 85th birthday of the annuitant, or

    -  five years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $20. If the first monthly annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract is $1,000,000.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

(SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. At any time during the payment period, the payee may elect that:

    - the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or

    - the commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, a few states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0.00% to 3.50% and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted).

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Progressive Annuity table with an age setback of six years and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

If, when annuity payments are elected, we are using annuity rates for this contract which result in larger annuity payments, we will use those rates instead.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

    -  .996338, and

    - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment factor, as discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

    - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account.

    - Annuity payments must have been in effect for a period of 12 months before a change may be made.

    -  Such transfers can be made only once every 12 months.

    - We must receive the written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.

(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed not to be less than your purchase payments.
(END SIDEBAR)

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer and a $200 contract fee will be imposed. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account to which reserves are transferred for the period between annuity valuation dates.

C. DEATH BENEFITS

If the owner dies before annuity payments begin, the amount of the death benefit will be based upon the contract accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.

The contract has a guaranteed death benefit if the owner dies before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of your total purchase payments paid, less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
Subsequent purchase payments are credited on the day we receive them, or on the next business day if they arrive late in the day.
(END SIDEBAR)
owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If there are joint owners of this contract, the death benefit described will not be payable until the death of the surviving joint owner.

If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

    -  when payments must begin, and

    -  the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period (the period before annuity payments begin) each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. Applications lacking instructions about allocation of purchase payment amounts among the sub-accounts will be treated as incomplete. We will immediately return your initial purchase payment in full if it appears your application cannot be completed within five business days, unless you specifically consent to our holding your purchase payment until your application is completed.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios you select.

(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)

We will determine the value of accumulation units on each day on which each Portfolio is valued. The net asset value of the Portfolios' shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently, 3:00 p.m., (Central time)), on each day, Monday through Friday, except:

    - days on which changes in the value of that Fund's portfolio securities will not materially affect the current net asset value of that Portfolio's shares,

    - days during which none of that Portfolio's shares are tendered for redemption and no order to purchase or sell that Portfolio's shares is received by that Portfolio and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments we receive at our home office on that day prior to the close of business of the New York Stock Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the New York Stock Exchange will be the value determined on the next valuation date.

2. Transfers

Upon your written request, accumulation values may be transferred among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date we receive the request at our home office. No deferred sales charge will be imposed on transfers. There is no dollar amount limitation on transfers.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, systematic transfers will be made on a monthly basis and will remain active until the appropriate sub-account accumulation value is depleted. Systematic transfer arrangements are limited to a maximum of twenty sub-accounts. There is no charge for systematic transfers.

As a type of systematic transfer arrangement, for certain contracts we offer automatic portfolio rebalancing ("APR") on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers. APR is not available for values in the General Account or in the Series Fund Maturing Government Bond Portfolios.

(SIDEBAR)
If you make very large purchase payments we may credit your contract with extra values ("volume credits").
(END SIDEBAR)

You may effect transfers, cancel automatic premium plans or change the allocation of your future purchase payments by telephone. Telephone transfers are subject to the same conditions and procedures as written transfer requests. During periods of marked economic or market changes, you may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. If that occurs, you should consider submitting a written transfer request while continuing to attempt telephone instructions. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges.

Telephone contract services are automatically available to you. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by the owner to personally identify themselves in telephone conversations through information we designate. We record your telephone transfer instruction conversations and we provide you with a written confirmation of your telephone transfer. For more information on transactions related to your Contract, you may contact us at 1-800-362-3141. In addition you may be able to contact us or your registered representative via internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

The underlying funds may restrict the amounts or frequency of transfers to or from a sub-account of the separate account in order to protect fund shareholders.

3. Volume Credit

Where allowed by law, we reserve the right to credit certain additional amounts ("volume credit") to your contract if you make large purchase payments. We pay for your volume credit with funds from our General Account. We reserve the right to modify, suspend or terminate this volume credit program at any time, or from time to time, without notice.

The current breakpoints for qualifying for a volume credit are shown below. Also shown is the value of the volume credit as a percentage of your purchase payment.

                                VOLUME CREDIT AS A
   PURCHASE PAYMENT     PERCENTAGE OF THE PURCHASE PAYMENT
----------------------  ----------------------------------
$         0 -  499,999                        0.000
    500,000 -  749,999                        0.375
    750,000 -  999,999                        0.750
 1,000,000 - 1,499,999                        1.125
 1,500,000 - 1,999,999                        1.500
 2,000,000 - 2,499,999                        1.875
 2,500,000 - 2,999,999                        2.250
 3,000,000 - 3,999,999                        2.625
 4,000,000 - 5,000,000                        3.000

(SIDEBAR)
Volume credits may have tax consequences.
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

Your volume credit is added the next business day after your purchase payments are allocated to your contract, and are allocated to the investment options in the same manner as the purchase payment. If you exercise your right to return your contract under the free look provision, the value of any volume credit as of the date your contract is canceled will be deducted from your accumulated value prior to determining the amount to be returned to you. We do not consider the volume credit to be part of your "investment in the contract" for income tax purposes (see "Federal Tax Status"). Generally, volume credit will be treated as gain upon distribution. Volume credit amounts may be withdrawn without assessment of the deferred sales charge (see "Deferred Sales Charge").

Each time a new purchase payment is made, a new volume credit will be calculated. The applicable percentage from the chart will be based on the total cumulative purchase payments to date, including the new purchase payment, less all prior purchase payments withdrawn. The new volume credit equals this percentage times the amount of the new purchase payment.

4. Value of the Contract

The accumulation value of your contract at any time prior to the commencement of annuity payments can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of those units and then adding the values so calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units credited to your contract for each sub-account of the Variable Annuity Account, the current value of each accumulation unit, and the total value of your contract.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of that accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable sub-account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you instruct us otherwise, withdrawals will be made from the Variable Annuity Account in the same proportion that the value of your interest in any sub-account bears to your total accumulation value on a pro-rata basis. We will waive the applicable dollar amount limitation:

    - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

    - the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office.

Unless you tell us otherwise, systematic withdrawals will be made from the sub-accounts on a pro-rata basis if the accumulation values are in no more than twenty sub-accounts. No more than twenty sub-accounts may be used for systematic withdrawals.

Prior to the commencement of annuity payments, you may elect to surrender your contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment, you may elect an annuity.

Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of annuitants and beneficiaries subsequent to the annuity commencement date, see "Optional Annuity Forms."

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
We are not offering tax advice. You should consult your own tax adviser.
(END SIDEBAR)

You may also submit your signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (651) 665-7942. You also may send us transfer instructions or changes of future allocations of purchase payments by FAX. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

2. Right of Cancellation

You should read your contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

    -  the accumulation value of the contract, or

    -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is thirty days. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any additional amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(s) may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Annuity Account or on capital gains

(SIDEBAR)
Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
(END SIDEBAR)
arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, deferred annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

The taxable portion of payments made in the event of a full surrender of an annuity is generally the amount in excess of the purchase payments for the contract. Amounts withdrawn upon a partial withdrawal from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

The taxable portion for annuity payments, is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract. The taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply:

    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

(SIDEBAR)
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    - if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    - if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. It must be a natural person. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner, generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract. For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2 or retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)
April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made:

         -   over the life or life expectancy of the employee,

         - over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

         -   for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed herein. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period since the inception of the underlying Portfolios. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1999. This information should be ready in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.

                                                                             YEAR ENDED DECEMBER 31,
                                                   1999          1998          1997          1996          1995          1994
                                                -----------   -----------   -----------   -----------   -----------   -----------
Growth Sub-Account:
  Unit value at beginning of period...........        $5.34         $4.01         $3.04         $2.63         $2.14         $2.22
  Unit value at end of period.................        $6.62         $5.34         $4.01         $3.04         $2.63         $2.14
  Number of units outstanding at end of
   period.....................................   49,216,657    47,805,851    44,705,247    38,448,452    35,809,340    33,090,790
Bond Sub-Account:
  Unit value at beginning of period...........        $2.48         $2.37         $2.19         $2.15         $1.82         $1.84
  Unit value at end of period.................        $2.38         $2.48         $2.37         $2.19         $2.15         $1.82
  Number of units outstanding at end of
   period.....................................   48,459,470    51,341,159    43,266,404    36,732,062    28,069,241    23,798,963
Money Market Sub-Account:
  Unit value at beginning of period...........        $1.69         $1.63         $1.57         $1.52         $1.46         $1.44
  Unit value at end of period.................        $1.75         $1.69         $1.63         $1.57         $1.52         $1.46
  Number of units outstanding at end of
   period.....................................   41,200,616    27,959,675    19,804,841    22,929,634    14,809,515    11,720,778
Asset Allocation Sub-Account:
  Unit value at beginning of period...........        $3.96         $3.25         $2.76         $2.49         $2.01         $2.05
  Unit value at end of period.................        $4.51         $3.96         $3.25         $2.76         $2.49         $2.01
  Number of units outstanding at end of
   period.....................................  121,522,399   120,373,228   119,491,402   116,211,650   110,975,477   109,044,286
Mortgage Securities Sub-Account:
  Unit value at beginning of period...........        $2.28         $2.17         $2.01         $1.93         $1.66         $1.68
  Unit value at end of period.................        $2.30         $2.28         $2.17         $2.01         $1.93         $1.66
  Number of units outstanding at end of
   period.....................................   40,937,593    41,507,338    34,751,197    32,527,955    31,277,934    31,542,405
Index 500 Sub-Account:
  Unit value at beginning of period...........        $4.81         $3.81         $2.91         $2.43         $1.79         $1.85
  Unit value at end of period.................        $5.72         $4.81         $3.81         $2.91         $2.43         $1.79
  Number of units outstanding at end of
   period.....................................   64,735,863    60,268,563    54,579,265    46,097,553    35,272,024    29,639,298
Capital Appreciation Sub-Account:
  Unit value at beginning of period...........        $4.79         $3.71         $2.93         $2.52         $2.08         $2.10
  Unit value at end of period.................        $5.76         $4.79         $3.71         $2.93         $2.52         $2.08
  Number of units outstanding at end of
   period.....................................   49,725,886    53,894,481    53,582,481    51,023,999    45,964,468    40,739,415
International Stock Sub-Account:
  Unit value at beginning of period...........        $2.01         $1.91         $1.73         $1.46         $1.30         $1.37
  Unit value at end of period.................        $2.41         $2.01         $1.91         $1.73         $1.46         $1.30
  Number of units outstanding at end of
   period.....................................   89,983,922    99,956,739   103,600,602    86,521,264    68,725,183    61,474,893
Small Company Growth Sub-Account:
  Unit value at beginning of period...........        $1.78         $1.78         $1.67         $1.59         $1.22         $1.21
  Unit value at end of period.................        $2.56         $1.78         $1.78         $1.67         $1.59         $1.22
  Number of units outstanding at end of
   period.....................................   61,721,924    69,789,850    68,590,765    59,295,273    43,234,716    29,723,609
Maturing Government Bond 2002 Sub-Account:
  Unit value at beginning of period...........        $1.40         $1.29         $1.21         $1.20         $0.97         $0.99
  Unit value at end of period.................        $1.37         $1.40         $1.29         $1.21         $1.20         $0.97
  Number of units outstanding at end of
   period.....................................    5,090,494     4,526,963     2,938,848     2,935,860     2,417,823     2,528,509

                                                                        PAGE A-1

                                                                     YEAR ENDED DECEMBER 31,
                                            1999          1998          1997          1996          1995          1994
                                         -----------   -----------   -----------   -----------   -----------   ----------
Maturing Government Bond 2006
  Sub-Account:
  Unit value at beginning of period....        $1.57         $1.39         $1.25         $1.28         $0.96        $0.96
  Unit value at end of period..........        $1.43         $1.57         $1.39         $1.25         $1.28        $0.96
  Number of units outstanding at end of
   period..............................    3,776,193     3,881,227     2,665,421     2,334,109     1,878,731    1,808,705
Maturing Government Bond 2010
  Sub-Account:
  Unit value at beginning of period....        $1.66         $1.47         $1.27         $1.33         $0.95        $0.94
  Unit value at end of period..........        $1.45         $1.66         $1.47         $1.27         $1.33        $0.95
  Number of units outstanding at end of
   period..............................    3,079,844     3,046,112     2,017,743     2,077,124       924,681      913,358
Value Stock Sub-Account:
  Unit value at beginning of period....        $2.14         $2.13         $1.78         $1.38         $1.05        $1.09
  Unit value at end of period..........        $2.12         $2.14         $2.13         $1.78         $1.38        $1.05
  Number of units outstanding at end of
   period..............................   61,230,340    69,982,001    68,251,135    43,796,523    18,744,902    7,178,675
Small Company Value Sub-Account:
  Unit value at beginning of period....        $0.95         $1.03         $1.00(a)
  Unit value at end of period..........        $0.91         $0.95         $1.03
  Number of units outstanding at end of
   period..............................   10,422,707     7,555,601     4,822,504
Global Bond Sub-Account:
  Unit value at beginning of period....        $1.14         $1.00         $1.00(a)
  Unit value at end of period..........        $1.04         $1.14         $1.00
  Number of units outstanding at end of
   period..............................   28,982,189    26,841,307    25,083,345
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period....        $1.16         $1.00         $1.00(a)
  Unit value at end of period..........        $1.32         $1.16         $1.00
  Number of units outstanding at end of
   period..............................   11,781,426     7,779,280     5,020,041
Macro-Cap Value Sub-Account:
  Unit value at beginning of period....        $1.18         $0.98         $1.00(b)
  Unit value at end of period..........        $1.24         $1.18         $0.98
  Number of units outstanding at end of
   period..............................   14,276,707     8,485,870     5,003,390
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period....        $1.02         $0.91         $1.00(a)
  Unit value at end of period..........        $2.51         $1.02         $0.91
  Number of units outstanding at end of
   period..............................   11,992,142     6,922,652     5,019,879
Real Estate Securities Sub-Account:
  Unit value at beginning of period....        $0.86         $1.00(c)
  Unit value at end of period..........        $0.81         $0.86
  Number of units outstanding at end of
   period..............................    6,242,074     5,887,391
Templeton Developing Markets Securities
  Fund Sub-Account:
  Unit value at beginning of period....        $0.54         $0.69         $1.00(a)
  Unit value at end of period..........        $0.82         $0.54         $0.69
  Number of units outstanding at end of
   period..............................    9,817,346     4,908,432       724,374

 (a) Period from October 1, 1997, commencement of operations, to December 31, 1997.
 (b) Period from October 15, 1997, commencement of operations, to December 31, 1997.
 (c) Period from April 24, 1998, commencement of operations, to December 31,
1998.

PAGE A-2

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.69% and 10.00%.

For illustration purposes, an average annual expense equal to 2.19% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.19% includes: 1.25% for Mortality and Expense Risk, and an average of 0.94%for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Fund Annual Expense table found in the front of this prospectus and is based on the total annual fund operating expenses with waivers or reductions applied. All portfolios, including those that may not be available until a later date, have been included in the average except for the Maturing Government Bond portfolios which are only available for contracts issued prior to May 1, 2000. The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based on the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

                                                                        PAGE B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client                          SEX: Male    DATE OF BIRTH: 06/01/1935
PRESENTED BY: Minnesota Life                  ANNUITY COMMENCEMENT: 06/01/2000
ANNUITIZATION OPTION: 10 Year Certain         FUNDS: Non-Qualified
with Life Contingency                         ISSUE STATE: MN
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)         SINGLE PAYMENT RECEIVED: $100,000.00
INITIAL MONTHLY INCOME: $663.26               AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                    MONTHLY INCOME ASSUMING
                                                           -----------------------------------------
                                                                     ANNUAL RATE OF RETURN
                                                           -----------------------------------------
                                    BEGINNING              0.00% GROSS    6.69% GROSS   10.00% GROSS
DATE                                 OF YEAR      AGE      (-2.19% NET)   (4.50% NET)   (7.81% NET)
----                                ---------   --------   ------------   -----------   ------------
June 01, 2000.....................      1          65           663           663             663
June 01, 2001.....................      2          66           621           663             684
June 01, 2002.....................      3          67           581           663             706
June 01, 2003.....................      4          68           544           663             728
June 01, 2004.....................      5          69           509           663             751
June 01, 2006.....................      7          71           446           663             800
June 01, 2008.....................      9          73           391           663             851
June 01, 2010.....................     11          75           342           663             906
June 01, 2012.....................     13          77           300           663             964
June 01, 2014.....................     15          79           263           663           1,026
June 01, 2016.....................     17          81           230           663           1,092
June 01, 2018.....................     19          83           202           663           1,163
June 01, 2020.....................     21          85           177           663           1,237
June 01, 2022.....................     23          87           155           663           1,317
June 01, 2024.....................     25          89           136           663           1,402
June 01, 2026.....................     27          91           119           663           1,492
June 01, 2028.....................     29          93           104           663           1,588
June 01, 2030.....................     31          95            91           663           1,690
June 01, 2032.....................     33          97            80           663           1,799
June 01, 2035.....................     36         100            65           663           1,976

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $762.10.

Net rate of return reflects expenses totaling 2.19%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge and 0.94% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.42% to 1.81%).

Minnesota Life MultiOption variable annuities are available through Ascend Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses for the Variable Annuity Account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

PAGE B-2

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code
Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and
(3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser or $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE C-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

PAGE C-2

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries. For such plans in effect at the time of the 1996 enactment, those plans must come into compliance with this requirement before January 1, 1999.

                                                                        PAGE C-3

                           Variable Annuity Account
              ("Variable Annuity Account"), a Separate Account of

                       Minnesota Life Insurance Company
                             ("Minnesota Life")
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098

                         Telephone:  (651) 665-3500

                     Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2000

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at
(651) 665-3500; or writing to Minnesota Life at Minnesota Mutual Center,
400 Robert Street North, St. Paul, Minnesota 55101-2098.

       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

   DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

    Directors                        Principal Occupation

Anthony L. Andersen       Retired since November 1999, prior thereto Chair-Board
                          of Directors, H. B. Fuller Company, St. Paul,
                          Minnesota (Adhesive Products), since June 1995, prior thereto for more than five years President and Chief
                          Executive Officer, H. B. Fuller Company

Leslie S. Biller          Vice Chairman and Chief Operating Officer, Wells
                          Fargo & Company, San Francisco, California (Banking)

John F. Grundhofer        President, Chairman and Chief Executive Officer,
                          U.S. Bancorp, Minneapolis, Minnesota (Banking)

Robert E. Hunstad         Executive Vice President, Minnesota Life Insurance
                          Company

Dennis E. Prohofsky       Senior Vice President, General Counsel and Secretary,
                          Minnesota Life Insurance Company

Robert L. Senkler         Chairman of the Board, President and Chief
                          Executive Officer, Minnesota Life Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life
                          Insurance Company

Michael E. Shannon        Retired since December 1999, prior thereto for more
                          than five years Chairman, Chief Financial and Administrative Officer, Ecolab, Inc., St. Paul,
                          Minnesota (Develops and Markets Cleaning and
                          Sanitizing Products)

William N. Westhoff       Senior Vice President and Treasurer, Minnesota Life
                          Insurance Company, since April 1998, prior thereto from August 1994 to October 1997, Senior Vice
                          President, Global Investments, American Express
                          Financial Corporation, Minneapolis, Minnesota

Frederick T. Weyerhaeuser Retired since April 1998, prior thereto Chairman and
                          Treasurer, Clearwater Investment Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St. Paul, Minnesota (Financial Management)

Principal Officers (other than Directors)

     Name                  Position

John F. Bruder             Senior Vice President

Keith M. Campbell          Senior Vice President

James E. Johnson           Senior Vice President

Gregory S. Strong          Senior Vice President and Chief Financial Officer

Terrence M. Sullivan       Senior Vice President

Randy F. Wallake           Senior Vice President

All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 1999, 1998, and 1997 were $16,104,617, $15,989,724, and
$15,067,613, respectively, for payment to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                               PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1999 were 3.96% and
4.04%, respectively.   Such figures reflect the voluntary absorption of certain
expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses.

                             Cumulative Total Return

                                                                  From Inception                   Date of
                                                                    to 12/31/99                   Inception
                                                                                                of Sub-Account
                                                                  --------------                  ---------
Growth Sub-Account                                           (526.84%)          533.40%              12/3/85

Bond Sub-Account                                             (134.28%)          135.52%              12/3/85

Money Market Sub-Account                                      (70.38%)           73.44%              12/3/85

Asset Allocation Sub-Account                                 (338.01%)          339.09%              12/3/85

Mortgage Securities Sub-Account                              (129.14%)          129.58%               6/1/87

Index 500 Sub-Account                                        (470.27%)          472.21%               6/1/87

Capital Appreciation Sub-Account                             (470.35%)          477.37%               6/1/87

International Stock Sub-Account                              (141.12%)          141.19%               5/1/92

Small Company Growth Sub-Account                             (155.97%)          155.97%               5/3/93

Maturing Government Bond
     2002 Sub-Account                                         (38.67%)           40.62%               5/2/94

Maturing Government Bond
     2006 Sub-Account                                         (44.49%)           47.42%               5/2/94

Maturing Government Bond
     2010 Sub-Account                                         (45.33%)           50.95%               5/2/94

Value Stock Sub-Account                                      (111.40%)          111.75%               5/2/94

Small Company Value Sub-Account                              (-10.22%)          -10.10%              10/1/97

Global Bond Sub-Account                                        (4.22%)            4.22%              10/1/97

Index 400 Mid-Cap Sub-Account                                 (31.33%)           31.63%              10/1/97

Macro-Cap Value Sub-Account                                   (23.84%)           24.38%             10/15/97

Micro-Cap Growth Sub-Account                                 (136.64%)          138.16%              10/1/97

Real Estate Securities Sub-Account                           (-19.29%)          -18.95%               5/1/98

Templeton Developing Markets Securities
  Class 2 Sub-Account                                        (-18.08%)          -18.08%              10/1/97

Fidelity VIP II ContraFund Service Class 2
  Sub-Account                                                  (n/a)               n/a                2/1/00

Fidelity VIP III Mid Cap Service Class 2
  Sub-Account                                                  (n/a)               n/a                2/1/00

Fidelity VIP Equity-Income Service Class 2
  Sub-Account                                                  (n/a)               n/a                2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account                                   (n/a)               n/a                2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account                                   (n/a)               n/a                2/1/00

Franklin Small Cap Class 2 Sub-Account                         (n/a)               n/a                8/1/00

Templeton Asset Strategy Class 2
  Sub-Account                                                  (n/a)               n/a                8/1/00

Warburg-Pincus Global Post-Venture
  Capital Sub-Account                                          (n/a)               n/a                8/1/00

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Life voluntarily absorbed fees and expenses that exceeded .20% of average daily net assets of those Portfolios until April 30, 1998. For the period subsequent to April 30, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed
 .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses the exceed .90% of the average daily net assets of the Real Estate Securities Portfolio. For the period January 1, 1999 through December 31, 1999, Minnesota Life voluntarily absorbed the following: Maturing Government Bond 2002 0.68%; Maturing Government Bond
2006 0.86%; Maturing Government Bond 2010 1.03%; Small Company Value 0.66%; Index 400 Mid-Cap 0.45%; Macro Cap Value 0.63%; Micro Cap Growth 0.32%; Real Estate Securities 1.15%. Advantus Capital Management, Inc. ("Advantus Capital") intends to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%, except for International Stock Portfolio and Global Bond Portfolio where it must exceed 1.00%. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1999 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the Underlying Portfolios first became available to the Variable Annuity Account. This contract only became available as of the date of September 15, 1994.

                                   Flexible Premium Deferred Variable Annuity
                                               MultiOption Select

                                       Year Ended             Five Years           Ten Years          From Inception       Date of
                                        12/31/99            Ended 12/31/99       Ended 12/31/99         to 12/31/99       Inception
                                  --------------------    ------------------    -----------------     ---------------     ---------
Growth Sub-Account                (17.11%)      17.11%    (24.98%)    24.98%    (15.73%)   15.73%     (n/a)       n/a      12/3/85

Bond Sub-Account                 (-10.94%)     -10.94%     (4.86%)     4.86%     (5.66%)    5.68%     (n/a)       n/a      12/3/85

Money Market Sub-Account          (-3.60%)      -3.60%     (3.03%)     3.03%     (3.34%)    3.49%     (n/a)       n/a      12/3/85

Asset Allocation Sub-Account       (6.74%)       6.74%    (17.07%)    17.07%    (12.20%)   12.20%     (n/a)       n/a      12/3/85

Mortgage Securities
  Sub-Account                     (-6.28%)      -6.28%     (6.09%)     6.09%     (6.37%)    6.38%     (n/a)       n/a       6/1/87

Index 500 Sub-Account             (11.78%)      11.78%    (25.77%)    25.77%    (16.09%)   16.10%     (n/a)       n/a       6/1/87

Capital Appreciation
  Sub-Account                     (13.00%)      13.00%    (22.21%)    22.21%    (15.64%)   15.66%     (n/a)       n/a       6/1/87

International Stock
  Sub-Account                     (12.92%)      12.92%    (12.76%)    12.76%      (n/a)     n/a     (12.15%)    12.16%      5/1/92

Small Company Growth              (36.82%)      36.82%    (15.53%)    15.53%      (n/a)     n/a     (15.01%)    15.01%      5/3/93
  Sub-Account

Maturing Government Bond
  2002 Sub-Account                (-9.24%)      -8.72%     (5.78%)     6.56%      (n/a)     n/a      (5.00%)     5.80%      5/2/94


                                       6

Maturing Government Bond
  2006 Sub-Account               (-16.79%)     -15.96%     (6.66%)    7.63%       (n/a)     n/a      (5.67%)     6.70%      5/2/94

Maturing Government Bond
  2010 Sub-Account               (-20.55%)     -19.64%     (6.53%)    8.26%       (n/a)     n/a      (5.31%)     7.15%      5/2/94

Value Stock Sub-Account           (-7.97%)      -7.97%    (14.66%)   14.67%       (n/a)     n/a     (13.62%)    13.67%      5/2/94

Small Company Value
  Sub-Account                    (-11.81%)     -11.27%      (n/a)      n/a        (n/a)     n/a     (-7.90%)    -7.50%     10/1/97

Global Bond Sub-Account          (-15.95%)     -15.95%      (n/a)      n/a        (n/a)     n/a      (-.80%)     -.80%     10/1/97

Index 400 Mid-Cap
  Sub-Account                      (7.19%)       7.53%      (n/a)      n/a        (n/a)     n/a     (10.34%)    10.66%     10/1/97

Macro-Cap Value
  Sub-Account                     (-1.65%)      -1.16%      (n/a)      n/a        (n/a)     n/a      (7.19%)     7.92%    10/15/97

Micro-Cap Growth
  Sub-Account                    (138.37%)     138.69%      (n/a)      n/a        (n/a)     n/a     (44.45%)    45.35%     10/1/97

Real Estate Securities
  Sub-Account                    (-13.37%)     -12.08%      (n/a)      n/a        (n/a)     n/a     (-18.01%)   -17.10%     5/1/98

Templeton Developing
  Markets Securities
  Class 2 Sub-Account             (44.37%)      44.37%      (n/a)      n/a        (n/a)     n/a     (-11.51%)   -11.51%    10/1/97

Fidelity VIP II ContraFund
  Service Class 2 Sub-Account      (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       2/1/00

Fidelity VIP III Mid Cap
  Service Class 2 Sub-Account      (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       2/1/00

Fidelity VIP Equity - Income
  Service Class 2 Sub-Account      (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account       (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account       (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       2/1/00

Franklin Small Cap Class 2
  Sub-Account                      (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       8/1/00

Templeton Asset Strategy
  Class 2 Sub-Account              (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       8/1/00

Warburg Pincus Global Post-
  Venture Capital Sub-Account      (N/A)         N/A        (N/A)      N/A        (N/A)     N/A       (N/A)       N/A       8/1/00

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1999, are shown in the table below. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life not absorbed Fund expenses as described above.

                                   Year Ended             Five Years           Ten Years      From Inception   Date of
                                    12/31/99            Ended 12/31/99      Ended 12/31/99     to 12/31/99    Inception
                                    --------            --------------      --------------     -----------    ---------
Growth Sub-Account                (24.11%)  24.11%     (25.30%)   25.30%   (15.73%)  15.73%      (n/a)    n/a     12/3/85

Bond Sub-Account                  (-3.94%)  -3.94%      (5.51%)    5.51%    (5.66%)   5.68%      (n/a)    n/a     12/3/85

Money Market Sub-Account           (3.41%)   3.41%      (3.73%)    3.73%    (3.34%)   3.49%      (n/a)    n/a     12/3/85

Asset Allocation
  Sub-Account                     (13.74%)  13.74%     (17.49%)   17.49%   (12.20%)  12.20%      (n/a)    n/a     12/3/85

Mortgage Securities
  Sub-Account                       (.72%)    .72%      (6.72%)    6.72%    (6.37%)   6.38%      (n/a)    n/a      6/1/87

Index 500 Sub-Account             (18.78%)  18.78%     (26.08%)   26.08%   (16.09%)  16.10%      (n/a)    n/a      6/1/87

Capital Appreciation
  Sub-Account                     (20.00%)  20.00%     (22.57%)   22.57%   (15.64%)  15.66%      (n/a)    n/a      6/1/87

International Stock
  Sub-Account                     (19.92%)  19.92%     (13.25%)   13.25       (n/a)  n/a      (12.15%)   12.16%    5/1/92

Small Company Growth
  Sub-Account                     (43.82%)  43.82%     (15.98%)   15.98%      (n/a)  n/a      (15.14%)   15.14%    5/3/93

Maturing Government Bond
  2002 Sub-Account                (-2.24%)  -1.72%      (6.40%)    7.18%      (n/a)  n/a       (5.40%)   6.20%     5/2/94


                                       8

Maturing Government Bond
  2006 Sub-Account                (-9.79%)  -8.96%      (7.25%)    8.22%      (n/a)  n/a       (6.06%)   7.09%     5/2/94

Maturing Government Bond
  2010 Sub-Account               (-13.55%) -12.64%      (7.10%)    8.83%      (n/a)  n/a       (5.69%)   7.53%     5/2/94

Value Stock Sub-Account            (-.97%)   -.97%       (n/a)      n/a       (n/a)  n/a      (13.91%)  13.96%     5/2/94

Small Company Value
  Sub-Account                     (-4.81%)  -4.27%       (n/a)      n/a       (n/a)  n/a      (-5.02%)  -4.62%    10/1/97

Global Bond Sub-Account           (-8.95%)  -8.95%       (n/a)      n/a       (n/a)  n/a       (1.85%)   1.85%    10/1/97

Index 400 Mid-Cap
  Sub-Account                     (14.19%)  14.53%       (n/a)      n/a       (n/a)  n/a      (12.66%)  12.98%    10/1/97

Macro-Cap Value
  Sub-Account                      (5.35%)   5.84%       (n/a)      n/a       (n/a)  n/a       (9.63%)  10.36%   10/15/97

Micro-Cap Growth
  Sub-Account                    (145.37%) 145.69%       (n/a)      n/a       (n/a)  n/a      (46.11%)  47.01%    10/1/97

Real Estate Securities
  Sub-Account                     (-6.37%)  -5.08%       (n/a)      n/a       (n/a)  n/a     (-13.34%) -12.43%     5/1/98

Templeton Developing
  Markets Securities Class 2
  Sub-Account                     (51.37%)  51.37%       (n/a)      n/a       (n/a)  n/a      (-8.47%)  -8.47%    10/1/97



Fidelity VIP II ContraFund
  Service Class 2 Sub-Account     (22.61%)  22.61%       (N/A)      N/A       (N/A)    N/A    (26.13%)  26.13%     2/1/00

Fidelity VIP III Mid Cap
  Service Class 2 Sub-Account     (45.99%)  45.99%       (N/A)      N/A       (N/A)    N/A    (49.70%)  49.70%     2/1/00

Fidelity VIP Equity - Income
  Service Class 2 Sub-Account      (4.94%)   4.94%      (17.10%)   17.10%   (13.05%)  13.05%  (12.36%)  12.36%     2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account       (N/A)     N/A         (N/A)      N/A       (N/A)    N/A     (N/A)     N/A       2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account       (N/A)     N/A         (N/A)      N/A       (N/A)    N/A     (N/A)     N/A       2/1/00

Franklin Small Cap Class 2
  Sub-Account                     (92.85%)  92.85%       (N/A)      N/A       (N/A)    N/A    (26.66%)  26.66%     8/1/00

Templeton Asset Strategy
  Class 2 Sub-Account             (21.02%)  21.02%      (15.47%)   15.47%    (11.61%) 11.61%   (11.40%)  11.40%    8/1/00

Warburg-Pincus Global Post-
  Venture Capital Sub-Account     (60.93%)  60.93%       (N/A)      N/A       (N/A)    N/A    (20.83%)  20.83%     8/1/00

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

       (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

       (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

       (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

       (4)    Under normal conditions, maintaining a nominal cash balance;

       (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

       (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                            AVM = P(1 + AGR/2)2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio.

Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                AUDITORS

The consolidated financial statements of Minnesota Life and the financial statements of the Minnesota Life Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                               REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                        INDEPENDENT AUDITORS' REPORT



The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 1999 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account at December 31, 1999 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                                  KPMG LLP


Minneapolis, Minnesota
February 4, 2000

                                       VARIABLE ANNUITY ACCOUNT
                                   STATEMENTS OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1999

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                                                          MONEY           ASSET
                                  ASSETS                                GROWTH             BOND           MARKET         ALLOCATION
                                  ------                             ------------      -----------     -----------      -----------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 102,150,015 shares at net asset
        value of $3.33 per share (cost $229,222,924)..............   $340,441,608                -               -                -
     Bond Portfolio, 104,450,367 shares at net asset
        value of $1.18 per share (cost $130,246,982)..............              -      123,212,040               -                -
     Money Market Portfolio, 77,746,588 shares at
        net asset value of $1.00 per share (cost $77,746,588).....              -                -      77,746,588                -
     Asset Allocation Portfolio, 238,232,702 shares at
        net asset value of $2.39 per share (cost $435,126,522)....              -                -               -      568,532,959
     Mortgage Securities Portfolio, 84,279,775 shares at
        net asset value of $1.17 per share  (cost $98,514,345)....              -                -               -                -
     Index 500 Portfolio, 93,620,590 shares at net asset
        value of $4.56 per share (cost $272,052,018)..............              -                -               -                -
     Capital Appreciation Portfolio, 80,817,036 shares at
        net asset value of $3.70 per share (cost $192,682,114)....              -                -               -                -
                                                                     ------------      -----------     -----------      -----------

                                                                      340,441,608      123,212,040      77,746,588      568,532,959

Receivable for investments sold...................................        399,903           78,433         141,970          786,111
Receivable from Minnesota Life for contract purchase payments.....        143,866           39,055       1,191,214          237,463
                                                                     ------------      -----------     -----------      -----------

          Total assets............................................    340,985,377      123,329,528      79,079,772      569,556,533
                                                                     ------------      -----------     -----------      -----------
                              LIABILITIES
                              -----------

Payable for investments purchased.................................        143,866           39,055       1,191,214          237,463
Payable to Minnesota Life for contract terminations
   and mortality and expense charges..............................        399,903           78,433         141,970          786,111
                                                                     ------------      -----------     -----------      -----------

        Total liabilities.........................................        543,769          117,488       1,333,184        1,023,574
                                                                     ------------      -----------     -----------      -----------

        Net assets applicable to annuity contract owners..........  $ 340,441,608      123,212,040      77,746,588      568,532,959
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------

                        CONTRACT OWNERS' EQUITY
                        -----------------------

Contracts in accumulation period
   (MultiOption Flex/Single/Select)...............................  $ 325,822,734      115,403,799      72,023,538      547,968,676
Contracts in accumulation period
   (MultiOption Classic/Achiever).................................      1,877,652          763,788       3,410,308        3,652,657
Contracts in accumulation period (MegAnnuity).....................      9,386,598        5,481,670       2,191,566        8,864,610
Contracts in annuity payment period
   (MultiOption Flex/Single/Select) (note 2)......................      3,209,966        1,533,406         121,176        7,480,265
Contracts in annuity payment period (Megannuity) (note 2).........        144,658           29,377               -          566,751
Contracts in annuity payment period
   (Adjustable Income Annuity) (note 2)...........................              -                -               -                -
                                                                     ------------      -----------     -----------      -----------

        Total contract owners' equity.............................  $ 340,441,608      123,212,040      77,746,588      568,532,959
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT)...     49,216,657       48,459,470      41,200,616      121,522,399
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER).....      1,608,959          765,852       3,372,875        3,296,125
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY).......................      1,773,719        2,238,400       1,175,791        2,078,286
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------

NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION FLEX/SINGLE/SELECT)...............................  $        6.62             2.38            1.75             4.51
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION CLASSIC/ACHIEVER).................................  $        1.17             1.00            1.01             1.10
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY)................  $        5.29             2.45            1.86             4.27
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------------------
                                                                           MORTGAGE           INDEX            CAPITAL
                                  ASSETS                                  SECURITIES           500           APPRECIATION
                                  ------                                 ------------      -----------    ----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 102,150,015 shares at net asset
        value of $3.33 per share (cost $229,222,924)..............      $           -                -                   -
     Bond Portfolio, 104,450,367 shares at net asset
        value of $1.18 per share (cost $130,246,982)..............                  -                -                   -
     Money Market Portfolio, 77,746,588 shares at
        net asset value of $1.00 per share (cost $77,746,588).....                  -                -                   -
     Asset Allocation Portfolio, 238,232,702 shares at
        net asset value of $2.39 per share (cost $435,126,522)....                  -                -                   -
     Mortgage Securities Portfolio, 84,279,775 shares at
        net asset value of $1.17 per share  (cost $98,514,345)....         98,489,717                -                   -
     Index 500 Portfolio, 93,620,590 shares at net asset
        value of $4.56 per share (cost $272,052,018)..............                  -      427,268,242                   -
     Capital Appreciation Portfolio, 80,817,036 shares at
        net asset value of $3.70 per share (cost $192,682,114)....                  -                -         299,365,075
                                                                         ------------      -----------         -----------

                                                                           98,489,717      427,268,242         299,365,075

Receivable for investments sold...................................            109,009          876,116             376,169
Receivable from Minnesota Life for contract purchase payments.....             40,560          266,956              49,060
                                                                         ------------      -----------         -----------

          Total assets............................................         98,639,286      428,411,314         299,790,304
                                                                         ------------      -----------         -----------
                              LIABILITIES
                              -----------

Payable for investments purchased.................................             40,560          266,956              49,060
Payable to Minnesota Life for contract terminations
   and mortality and expense charges..............................            109,009          876,116             376,169
                                                                         ------------      -----------         -----------

        Total liabilities.........................................            149,569        1,143,072             425,229
                                                                         ------------      -----------         -----------

        Net assets applicable to annuity contract owners..........      $  98,489,717      427,268,242         299,365,075
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

                        CONTRACT OWNERS' EQUITY
                        -----------------------

Contracts in accumulation period
   (MultiOption Flex/Single/Select)...............................         94,095,555      370,000,382         286,307,412
Contracts in accumulation period
   (MultiOption Classic/Achiever).................................            993,688        2,216,824             766,231
Contracts in accumulation period (MegAnnuity).....................          2,282,486       16,762,759           9,218,987
Contracts in annuity payment period
   (MultiOption Flex/Single/Select) (note 2)......................          1,117,988        4,077,098           2,995,002
Contracts in annuity payment period (Megannuity) (note 2).........                  -           98,282              77,443
Contracts in annuity payment period
   (Adjustable Income Annuity) (note 2)...........................                  -       34,112,897                   -
                                                                         ------------      -----------         -----------

        Total contract owners' equity.............................      $  98,489,717      427,268,242         299,365,075
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT)...         40,937,593       64,735,863          49,725,886
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER).....            989,073        2,038,959             602,909
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY).......................            878,899        2,938,591           1,598,318
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION FLEX/SINGLE/SELECT)...............................      $        2.30             5.72                5.76
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION CLASSIC/ACHIEVER).................................      $        1.00             1.09                1.27
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY)................      $        2.60             5.70                5.77
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                     ----------------------------------------------
                                                                                                                       MATURING
                                                                                                         SMALL        GOVERNMENT
                                                                                     INTERNATIONAL      COMPANY          BOND
                                      ASSETS                                             STOCK          GROWTH           2002
                                      ------                                         -------------   -------------   -------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,701,083 shares
   at net asset value of $1.94 per share (cost $178,245,174) .................... $   226,335,709               -               -
  Small Company Growth Portfolio, 67,810,567 shares
   at net asset value of $2.44 per share (cost $103,494,241) ....................               -     165,416,235               -
  Maturing Government Bond 2002 Portfolio, 9,631,089 shares
   at net asset value of $1.05 per share (cost $10,461,247) .....................               -               -      10,159,332
  Maturing Government Bond 2006 Portfolio, 5,760,595 shares
   at net asset value of $1.09 per share (cost $6,684,659) ......................               -               -               -
  Maturing Government Bond 2010 Portfolio, 4,147,470 shares
   at net asset value of $1.19 per share (cost $5,199,093) ......................               -               -               -
  Value Stock Portfolio, 78,347,675 shares
   at net asset value of $1.71 per share (cost $128,368,598) ....................               -               -               -
                                                                                     -------------   -------------   -------------
                                                                                      226,335,709     165,416,235      10,159,332

Receivable for investments sold .................................................         348,091         178,483           9,616
Receivable from Minnesota Life for contract purchase payments ...................          73,117          63,634             337
                                                                                     -------------   -------------   -------------

        Total assets ............................................................     226,756,917     165,658,352      10,169,285
                                                                                     -------------   -------------   -------------


                                    LIABILITIES
                                    -----------

Payable for investments purchased ...............................................          73,117          63,634             337
Payable to Minnesota Life for contract terminations and mortality and
  expense charges ...............................................................         348,091         178,483           9,616
                                                                                     -------------   -------------   -------------

        Total liabilities .......................................................         421,208         242,117           9,953
                                                                                     -------------   -------------   -------------

        Net assets applicable to annuity contract owners ........................ $   226,335,709     165,416,235      10,159,332
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------

                               CONTRACT OWNERS' EQUITY
                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select)................ $   217,231,990     158,030,561       6,995,326
Contracts in accumulation period (MultiOption Classic/Achiever)..................         951,414         706,670          21,599
Contracts in accumulation period (MegAnnuity)....................................       5,319,278       4,255,549       3,121,612
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)....       2,613,036       2,401,934          20,795
Contracts in annuity payment period (Megannuity) (note 2) .......................         219,991          21,521               -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2).........               -               -               -
                                                                                     -------------   -------------   -------------
        Total contract owners' equity ........................................... $   226,335,709     165,416,235      10,159,332
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ................      89,983,922      61,721,924       5,090,494
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)....................         888,642         503,561          21,585
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .....................................       2,062,152       1,577,615       2,134,169
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)  ......... $          2.41            2.56            1.37
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ............ $          1.07            1.40            1.00
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .............................. $          2.58            2.70            1.46
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------


                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                      MATURING       MATURING
                                                                                     GOVERNMENT     GOVERNMENT
                                                                                        BOND           BOND           VALUE
                                      ASSETS                                            2006           2010           STOCK
                                      ------                                       -------------   -------------   -------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,701,083 shares
   at net asset value of $1.94 per share (cost $178,245,174) .................... $           -               -               -
  Small Company Growth Portfolio, 67,810,567 shares
   at net asset value of $2.44 per share (cost $103,494,241) ....................             -               -               -
  Maturing Government Bond 2002 Portfolio, 9,631,089 shares
   at net asset value of $1.05 per share (cost $10,461,247) .....................             -               -               -
  Maturing Government Bond 2006 Portfolio, 5,760,595 shares
   at net asset value of $1.09 per share (cost $6,684,659) ......................     6,259,261               -               -
  Maturing Government Bond 2010 Portfolio, 4,147,470 shares
   at net asset value of $1.19 per share (cost $5,199,093) ......................             -       4,937,876               -
  Value Stock Portfolio, 78,347,675 shares
   at net asset value of $1.71 per share (cost $128,368,598) ....................             -               -     134,172,501
                                                                                   -------------   -------------   -------------
                                                                                      6,259,261       4,937,876     134,172,501

Receivable for investments sold .................................................           865          11,578          89,622
Receivable from Minnesota Life for contract purchase payments ...................           576             778          17,914
                                                                                   -------------   -------------   -------------

        Total assets ............................................................     6,260,702       4,950,232     134,280,037
                                                                                   -------------   -------------   -------------


                                    LIABILITIES
                                    -----------

Payable for investments purchased ...............................................           576             778          17,914
Payable to Minnesota Life for contract terminations and mortality and
  expense charges ...............................................................           865          11,578          89,622
                                                                                   -------------   -------------   -------------

        Total liabilities .......................................................         1,441          12,356         107,536
                                                                                   -------------   -------------   -------------

        Net assets applicable to annuity contract owners ........................ $   6,259,261       4,937,876     134,172,501
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                               CONTRACT OWNERS' EQUITY
                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select)................ $   5,398,626       4,470,674     129,587,702
Contracts in accumulation period (MultiOption Classic/Achiever)..................       102,031           4,174         395,554
Contracts in accumulation period (MegAnnuity)....................................       409,215         165,944       2,338,693
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)....       317,498         297,084       1,831,894
Contracts in annuity payment period (Megannuity) (note 2) .......................        31,891               -          18,658
Contracts in annuity payment period (Adjustable Income Annuity) (note 2).........             -               -               -
                                                                                   -------------   -------------   -------------
        Total contract owners' equity ........................................... $   6,259,261       4,937,876     134,172,501
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ................     3,776,193       3,079,844      61,230,340
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)....................       102,972           4,254         392,479
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .....................................       268,923         107,403       1,038,209
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)  ......... $        1.43            1.45            2.12
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ............ $        0.99            0.98            1.01
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .............................. $        1.52            1.55            2.25
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


                                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------------
                                                                                SMALL
                                                                               COMPANY         GLOBAL       INDEX 400    MACRO-CAP
                             ASSETS                                             VALUE           BOND         MID-CAP       VALUE
                                                                              ------------   ----------    -----------   ----------
 Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 11,145,500 shares at net asset value
    of $0.91 per share (cost $10,726,773) ................................... $10,118,516             -             -             -
  Global Bond Portfolio, 32,945,742 shares at net
    asset value of $0.94 per share (cost $33,094,826) .......................           -    30,804,192             -             -
  Index 400 Mid-Cap Portfolio, 13,987,034 shares at net asset value
    of $1.18 per share (cost $14,919,527) ...................................           -             -    16,554,178             -
  Macro-Cap Value Portfolio, 15,999,202 shares at net asset value
    of $1.16 per share (cost $17,641,949) ...................................           -             -             -    18,612,415
  Micro-Cap Growth Portfolio, 12,600,217 shares at net asset value
    of $2.51 per share (cost $15,567,827) ...................................           -             -             -             -
  Real Estate Securities Portfolio, 6,833,331 shares at net asset value
    of $0.76 per share (cost $6,404,040) ....................................           -             -             -             -
 Investment in shares of Templeton Variable Products Series Fund:
  Templeton Developing Markets Fund - Class 2, 1,176,200 shares at net
    asset value of $7.74 per share (cost $7,445,789) ........................           -             -             -             -
                                                                              ------------   ----------    -----------   ----------
                                                                               10,118,516    30,804,192    16,554,178    18,612,415

Receivable for investments sold .............................................      10,038         3,572        16,860        17,967
Receivable from Minnesota Life for contract purchase payments ...............       7,777         1,344        40,728         9,599
                                                                              ------------   ----------    -----------   ----------

    Total assets ............................................................  10,136,331    30,809,108    16,611,766    18,639,981
                                                                              ------------   ----------    -----------   ----------

                          LIABILITIES

Payable for investments purchased ...........................................       7,777         1,344        40,728         9,599
Payable to Minnesota Life for contract terminations and mortality and
    expense charges .........................................................      10,038         3,572        16,860        17,967
                                                                              ------------   ----------    -----------   ----------

    Total liabilities .......................................................      17,815         4,916        57,588        27,566
                                                                              ------------   ----------    -----------   ----------

    Net assets applicable to annuity contract owners ........................ $10,118,516    30,804,192    16,554,178    18,612,415
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------

                   CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ........... $ 9,447,260    30,179,184    15,547,411    17,756,379
Contracts in accumulation period (MultiOption Classic/Achiever) .............     178,103       339,555       434,727       245,153
Contracts in accumulation period (MegAnnuity) ...............................     194,564       133,395       367,506       436,026
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)     297,105       150,552       202,864       171,751
Contracts in annuity payment period (Megannuity) (note 2) ...................       1,484         1,506         1,670         3,106
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....           -             -             -             -
                                                                              ------------   ----------    -----------   ----------

    Total contract owners' equity ........................................... $10,118,516    30,804,192    16,554,178    18,612,415
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------


ACCUMULATION UNITS OUTSTANDING (MultiOption Flex/Single/Select).............   10,422,707    28,982,189    11,781,426    14,276,707
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
ACCUMULATION UNITS OUTSTANDING (MultiOption Classic/Achiever)................     179,266       342,453       398,475       236,331
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
ACCUMULATION UNITS OUTSTANDING (MegAnnuity) .................................     213,346       125,858       275,066       339,537
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------

NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Flex/Single/Select) ...... $      0.91          1.04          1.32          1.24
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Classic/Achiever) ........ $      0.99          0.99          1.09          1.04
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
NET ASSET VALUE PER ACCUMULATION UNIT (MegAnnuity) .......................... $      0.91          1.06          1.34          1.28
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                               -------------------------------------------
                                                                                                     REAL      TEMPLETON
                                                                                    MICRO-CAP       ESTATE     DEVELOPING
                             ASSETS                                                  GROWTH       SECURITIES    MARKETS
                                                                                   -----------    ----------  ------------
 Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 11,145,500 shares at net asset value
    of $0.91 per share (cost $10,726,773) ...................................               -             -             -
  Global Bond Portfolio, 32,945,742 shares at net
    asset value of $0.94 per share (cost $33,094,826) .......................               -             -             -
  Index 400 Mid-Cap Portfolio, 13,987,034 shares at net asset value
    of $1.18 per share (cost $14,919,527) ...................................               -             -             -
  Macro-Cap Value Portfolio, 15,999,202 shares at net asset value
    of $1.16 per share (cost $17,641,949) ...................................               -             -             -
  Micro-Cap Growth Portfolio, 12,600,217 shares at net asset value
    of $2.51 per share (cost $15,567,827) ...................................      31,610,551             -             -
  Real Estate Securities Portfolio, 6,833,331 shares at net asset value
    of $0.76 per share (cost $6,404,040) ....................................               -     5,167,629             -
 Investment in shares of Templeton Variable Products Series Fund:
  Templeton Developing Markets Fund - Class 2, 1,176,200 shares at net
    asset value of $7.74 per share (cost $7,445,789) ........................               -             -     9,103,791
                                                                                   -----------    ----------  ------------
                                                                                   31,610,551     5,167,629     9,103,791

Receivable for investments sold .............................................          44,713         6,540             -
Receivable from Minnesota Life for contract purchase payments ...............         104,409           292             -
                                                                                   -----------    ----------  ------------

    Total assets ............................................................      31,759,673     5,174,461     9,103,791
                                                                                   -----------    ----------  ------------

                          LIABILITIES

Payable for investments purchased ...........................................         104,409           292             -
Payable to Minnesota Life for contract terminations and mortality and
    expense charges .........................................................          44,713         6,540             -
                                                                                   -----------    ----------  ------------

    Total liabilities .......................................................         149,122         6,832             -
                                                                                   -----------    ----------  ------------

    Net assets applicable to annuity contract owners ........................      31,610,551     5,167,629     9,103,791
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------

                   CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........      30,144,820     5,087,178     8,042,400
Contracts in accumulation period (MultiOption Classic/Achiever) .............         758,885        17,160       321,969
Contracts in accumulation period (MegAnnuity) ...............................         536,497        53,124       324,262
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)         167,322        10,167       414,256
Contracts in annuity payment period (Megannuity) (note 2) ...................           3,027             -           904
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....               -             -             -
                                                                                   -----------    ----------  ------------

    Total contract owners' equity ...........................................      31,610,551     5,167,629     9,103,791
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------


ACCUMULATION UNITS OUTSTANDING (MultiOption Flex/Single/Select) .............      11,992,142     6,242,074     9,817,346
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
ACCUMULATION UNITS OUTSTANDING (MultiOption Classic/Achiever)................         420,716        17,691       268,232
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
ACCUMULATION UNITS OUTSTANDING (MegAnnuity) .................................         227,183        64,837       384,533
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------

NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Flex/Single/Select) ......            2.51          0.81          0.82
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Classic/Achiever) ........            1.80          0.97          1.20
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT (MegAnnuity) ..........................            2.36          0.82          0.84
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                           --------------------------------------------------------
                                                                                                            MONEY         ASSET
                                                                               GROWTH         BOND          MARKET      ALLOCATION
                                                                           -------------  ------------  -------------  ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..  $  1,216,273     6,950,288      2,832,683    21,955,364
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)    (3,458,004)   (1,552,717)      (726,283)   (6,247,042)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .        (1,432)         (750)        (2,332)       (3,681)
  Administrative Charges (MegAnnuity) (note 3) ..........................       (11,518)       (8,161)        (4,544)      (12,415)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....             -             -              -             -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........             -             -              -             -
                                                                           -------------  ------------  -------------  ------------

    Investment income (loss) - net ......................................    (2,254,681)    5,388,660      2,099,524    15,692,226
                                                                           -------------  ------------  -------------  ------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......     7,321,816     2,796,242              -    25,221,531
                                                                           -------------  ------------  -------------  ------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................    48,016,016    31,329,399    116,588,946    82,786,777
    Cost of investments sold ............................................   (37,318,496)  (32,499,749)  (116,588,946)  (67,047,883)
                                                                           -------------  ------------  -------------  ------------

                                                                             10,697,520    (1,170,350)             -    15,738,894
                                                                           -------------  ------------  -------------  ------------

    Net realized gains on investments ...................................    18,019,336     1,625,892              -    40,960,425
                                                                          -------------  ------------  -------------  ------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................    50,293,092   (12,138,764)             -    12,248,124
                                                                           -------------  ------------  -------------  ------------

    Net gains (losses) on investments ...................................    68,312,428   (10,512,872)             -    53,208,549
                                                                           -------------  ------------  -------------  ------------

Net increase (decrease) in net assets resulting from operations .........  $ 66,057,747    (5,124,212)     2,099,524    68,900,775
                                                                           -------------  ------------  -------------  ------------
                                                                           -------------  ------------  -------------  ------------


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------------
                                                                                 MORTGAGE          INDEX          CAPITAL
                                                                                SECURITIES          500         APPRECIATION
                                                                               ------------    -----------     -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..        5,888,726       6,261,969               -
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)       (1,219,304)     (4,150,957)     (3,091,406)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .           (1,155)         (2,136)           (763)
  Administrative Charges (MegAnnuity) (note 3) ..........................           (2,851)        (23,085)        (12,095)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....                -        (184,538)              -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........                -         (34,602)              -
                                                                               ------------    -----------     -------------

    Investment income (loss) - net ......................................        4,665,416       1,866,651      (3,104,264)
                                                                               ------------    -----------     -------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......                -       4,842,801      35,390,810
                                                                               ------------    -----------     -------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................       26,190,893      76,250,729      54,508,699
    Cost of investments sold ............................................      (26,137,445)    (48,867,723)    (41,509,406)
                                                                               ------------    -----------     -------------

                                                                                    53,448      27,383,006      12,999,293
                                                                               ------------    -----------     -------------

    Net realized gains on investments ...................................           53,448      32,225,807      48,390,103
                                                                               ------------    -----------     -------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................       (3,945,102)     31,274,622       4,294,708
                                                                               ------------    -----------     -------------

    Net gains (losses) on investments ...................................       (3,891,654)     63,500,429      52,684,811
                                                                               ------------    -----------     -------------

Net increase (decrease) in net assets resulting from operations .........          773,762      65,367,080      49,580,547
                                                                               ------------    -----------     -------------
                                                                               ------------    -----------     -------------

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------------------
                                                                                                                MATURING
                                                                                                SMALL          GOVERNMENT
                                                                             INTERNATIONAL     COMPANY            BOND
                                                                                STOCK          GROWTH             2002
                                                                            --------------   ------------     ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..   $  5,304,166               -         421,025
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)     (2,551,540)     (1,492,414)        (87,077)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .           (855)           (533)            (15)
  Administrative Charges (MegAnnuity) (note 3) ..........................         (7,970)         (4,553)         (1,380)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....              -               -               -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........              -               -               -
                                                                            --------------   ------------     ------------

    Investment income (loss) - net ......................................      2,743,801      (1,497,500)        332,553
                                                                            --------------   ------------     ------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......     10,304,189               -               -
                                                                            --------------   ------------     ------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................     48,332,606      33,118,273       1,740,616
    Cost of investments sold ............................................    (41,708,533)    (29,374,223)     (1,722,269)
                                                                            --------------   ------------     ------------

                                                                               6,624,073       3,744,050          18,347
                                                                            --------------   ------------     ------------

    Net realized gains on investments ...................................     16,928,262       3,744,050          18,347
                                                                            --------------   ------------     ------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................     18,877,885      47,912,509        (462,548)
                                                                            --------------   ------------     ------------

    Net gains (losses) on investments ...................................     35,806,147      51,656,559        (444,201)
                                                                            --------------   ------------     ------------

Net increase (decrease) in net assets resulting from operations .........   $ 38,549,948      50,159,059        (111,648)
                                                                            --------------   ------------     ------------
                                                                            --------------   ------------     ------------


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------------
                                                                                 MATURING      MATURING
                                                                                GOVERNMENT    GOVERNMENT
                                                                                   BOND          BOND           VALUE
                                                                                   2006          2010           STOCK
                                                                              --------------  -----------    ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..        374,252         230,926       4,050,401
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)        (76,319)        (64,889)     (1,759,082)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .           (101)             (4)           (423)
  Administrative Charges (MegAnnuity) (note 3) ..........................           (630)           (266)         (3,756)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....              -               -               -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........              -               -               -
                                                                              --------------  -----------    ------------

    Investment income (loss) - net ......................................        297,202         165,767       2,287,140
                                                                              --------------  -----------    ------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......              -          10,510               -
                                                                              --------------  -----------    ------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................      1,789,392       2,075,487      40,309,094
    Cost of investments sold ............................................     (1,741,443)     (2,069,631)    (37,674,442)
                                                                              --------------  -----------    ------------

                                                                                  47,949           5,856       2,634,652
                                                                              --------------  -----------    ------------

    Net realized gains on investments ...................................         47,949          16,366       2,634,652
                                                                              --------------  -----------    ------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................       (960,318)       (913,774)     (6,443,650)
                                                                              --------------  -----------    ------------

    Net gains (losses) on investments ...................................       (912,369)       (897,408)     (3,808,998)
                                                                              --------------  -----------    ------------

Net increase (decrease) in net assets resulting from operations .........       (615,167)       (731,641)     (1,521,858)
                                                                              --------------  -----------    ------------
                                                                              --------------  -----------    ------------

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------------
                                                                                SMALL
                                                                               COMPANY       GLOBAL       INDEX 400     MACRO-CAP
                                                                                VALUE         BOND         MID-CAP        VALUE
                                                                            ------------  ------------  ------------   -----------
Investment income (loss):
   Investment income distributions from underlying mutual fund (note 4) ..  $   121,512      878,074        66,856         81,181
   Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)     (106,880)    (382,244)     (146,109)      (171,858)
   Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .         (191)        (313)         (606)          (169)
   Administrative Charges (MegAnnuity) (note 3) ..........................         (444)        (129)         (480)          (374)
   Mortality and expense charges (Adjustable Income Annuity) (note 3) ....            -            -             -              -
   Administrative Charges (Adjustable Income Annuity) (note 3) ...........            -            -             -              -
                                                                            ------------  ------------  ------------   -----------

     Investment income (loss) - net ......................................       13,997      495,388       (80,339)       (91,220)
                                                                            ------------  ------------  ------------   -----------


Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund (note 4) ......            -      138,813     1,270,620        696,871
                                                                            ------------  ------------  ------------   -----------

   Realized gains (losses) on sales of investments:
     Proceeds from sales .................................................    1,803,354    3,371,458     2,139,232      2,273,590
     Cost of investments sold ............................................   (1,964,941)  (3,507,115)   (2,011,906)    (2,115,511)
                                                                            ------------  ------------  ------------   -----------

                                                                               (161,587)    (135,657)      127,326        158,079
                                                                            ------------  ------------  ------------   -----------

     Net realized gains (losses) on investments ..........................     (161,587)       3,156     1,397,946        854,950
                                                                            ------------  ------------  ------------   -----------


     Net change in unrealized appreciation or depreciation of investments      (145,818)  (3,362,094)      631,352         78,827
                                                                            ------------  ------------  ------------   -----------

     Net gains (losses) on investments ...................................     (307,405)  (3,358,938)    2,029,298        933,777
                                                                            ------------  ------------  ------------   -----------

Net increase (decrease) in net assets resulting from operations ..........  $  (293,408)  (2,863,550)    1,948,959        842,557
                                                                            ------------  ------------  ------------   -----------
                                                                            ------------  ------------  ------------   -----------


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                               -------------------------------------------
                                                                                                   REAL        TEMPLETON
                                                                                 MICRO-CAP        ESTATE       DEVELOPING
                                                                                  GROWTH        SECURITIES       MARKETS
                                                                               -------------    ----------   -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund (note 4) ..               -        278,798         41,274
   Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)        (158,745)       (63,555)       (61,821)
   Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .            (692)           (15)          (335)
   Administrative Charges (MegAnnuity) (note 3) ..........................            (250)           (46)        (1,191)
   Mortality and expense charges (Adjustable Income Annuity) (note 3) ....               -              -              -
   Administrative Charges (Adjustable Income Annuity) (note 3) ...........               -              -              -
                                                                               -------------    ----------   -------------

     Investment income (loss) - net ......................................        (159,687)       215,182        (22,073)
                                                                               -------------    ----------   -------------


Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund (note 4) ......               -              -              -
                                                                               -------------    ----------   -------------

   Realized gains (losses) on sales of investments:
     Proceeds from sales .................................................       1,869,456        650,164     27,924,792
     Cost of investments sold ............................................      (1,413,012)      (767,886)   (27,952,683)
                                                                               -------------    ----------   -------------

                                                                                   456,444       (117,722)       (27,891)
                                                                               -------------    ----------   -------------

     Net realized gains (losses) on investments ..........................         456,444       (117,722)       (27,891)
                                                                               -------------    ----------   -------------


     Net change in unrealized appreciation or depreciation of investments       15,639,140       (383,438)     2,207,898
                                                                               -------------    ----------   -------------

     Net gains (losses) on investments ...................................      16,095,584       (501,160)     2,180,007
                                                                               -------------    ----------   -------------

Net increase (decrease) in net assets resulting from operations ..........      15,935,897       (285,978)     2,157,934
                                                                               -------------    ----------   -------------
                                                                               -------------    ----------   -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                                                        MONEY             ASSET
                                                                      GROWTH           BOND             MARKET         ALLOCATION
                                                                  -------------    -------------    -------------    -------------
Operations:
  Investment income (loss) - net ..............................   $  (2,254,681)       5,388,660        2,099,524       15,692,226
  Net realized gains on investments ...........................      18,019,336        1,625,892                -       40,960,425
  Net change in unrealized appreciation or depreciation
      of investments ..........................................      50,293,092      (12,138,764)               -       12,248,124
                                                                  -------------    -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations      66,057,747       (5,124,212)       2,099,524       68,900,775
                                                                  -------------    -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select ..........................      50,375,114       21,764,953       97,482,632       79,896,349
      MultiOption Classic/Achiever ............................       1,770,529          770,380        4,028,348        4,517,172
      MegAnnuity ..............................................       2,451,486        1,595,769       40,082,783        1,775,775
      Adjustable Income Annuity ...............................               -                -                -                -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select ..........................     (42,408,777)     (28,146,686)     (74,569,730)     (73,367,680)
      MultiOption Classic/Achiever ............................            (746)            (680)        (625,007)      (1,042,065)
      MegAnnuity ..............................................      (1,778,180)      (1,417,081)     (40,635,718)      (1,428,107)
      Adjustable Income Annuity ...............................               -                -                -                -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select ..........................          (7,146)           3,752           (3,307)          15,031
      MultiOption Classic/Achiever ............................               -                -                -                -
      MegAnnuity ..............................................              48               56                -              134
      Adjustable Income Annuity ...............................               -                -                -                -
  Annuity benefit payments:
      MultiOption Flex/Single/Select ..........................        (342,750)        (205,229)         (22,024)        (671,498)
      MultiOption Classic/Achiever ............................               -                -                -                -
      MegAnnuity ..............................................          (7,511)          (1,898)               -          (29,455)
      Adjustable Income Annuity ...............................               -                -                -                -
                                                                  -------------    -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..      10,052,067       (5,636,664)      25,737,977        9,665,656
                                                                  -------------    -------------    -------------    -------------

Increase (decrease) in net assets .............................      76,109,814      (10,760,876)      27,837,501       78,566,431

Net assets at the beginning of year ...........................     264,331,794      133,972,916       49,909,087      489,966,528
                                                                  -------------    -------------    -------------    -------------

Net assets at the end of year .................................   $ 340,441,608      123,212,040       77,746,588      568,532,959
                                                                  -------------    -------------    -------------    -------------
                                                                  -------------    -------------    -------------    -------------


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------
                                                                    MORTGAGE          INDEX           CAPITAL
                                                                   SECURITIES          500          APPRECIATION
                                                                  -------------    -------------    -------------
Operations:
  Investment income (loss) - net ..............................       4,665,416        1,866,651       (3,104,264)
  Net realized gains on investments ...........................          53,448       32,225,807       48,390,103
  Net change in unrealized appreciation or depreciation
      of investments ..........................................      (3,945,102)      31,274,622        4,294,708
                                                                  -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations         773,762       65,367,080       49,580,547
                                                                  -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select ..........................      23,575,223       88,025,964       29,786,676
      MultiOption Classic/Achiever ............................         996,373        2,125,515          693,669
      MegAnnuity ..............................................         703,369        5,724,390        1,390,385
      Adjustable Income Annuity ...............................               -       16,412,426                -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select ..........................     (24,617,363)     (63,918,267)     (48,734,480)
      MultiOption Classic/Achiever ............................            (210)            (859)             (92)
      MegAnnuity ..............................................        (204,506)      (4,957,879)      (2,322,797)
      Adjustable Income Annuity ...............................               -       (1,040,198)               -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select ..........................           3,502           (2,381)         (13,552)
      MultiOption Classic/Achiever ............................               -                -                -
      MegAnnuity ..............................................               -              279               22
      Adjustable Income Annuity ...............................               -           30,526                -
  Annuity benefit payments:
      MultiOption Flex/Single/Select ..........................        (149,006)        (428,960)        (330,639)
      MultiOption Classic/Achiever ............................               -                -                -
      MegAnnuity ..............................................               -           (5,714)          (2,897)
      Adjustable Income Annuity ...............................               -       (1,531,959)               -
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..         307,382       40,432,883      (19,533,705)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets .............................       1,081,144      105,799,963       30,046,842

Net assets at the beginning of year ...........................      97,408,573      321,468,279      269,318,233
                                                                  -------------    -------------    -------------

Net assets at the end of year .................................      98,489,717      427,268,242      299,365,075
                                                                  -------------    -------------    -------------
                                                                  -------------    -------------    -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------------------
                                                                                                                        MATURING
                                                                                                        SMALL          GOVERNMENT
                                                                                  INTERNATIONAL        COMPANY            BOND
                                                                                      STOCK            GROWTH             2002
                                                                                 ---------------   ---------------   -------------
Operations:
     Investment income (loss) - net ............................................ $   2,743,801       (1,497,500)         332,553
     Net realized gains on investments .........................................    16,928,262        3,744,050           18,347
     Net change in unrealized appreciation or depreciation
          of investments .......................................................    18,877,885       47,912,509         (462,548)
                                                                                 ---------------   ---------------   -------------

Net increase (decrease) in net assets resulting from operations ................    38,549,948       50,159,059         (111,648)
                                                                                 ---------------   ---------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
          MultiOption Flex/Single/Select .......................................    22,772,482       16,000,752        2,421,924
          MultiOption Classic/Achiever .........................................       900,786          627,050           21,644
          MegAnnuity ...........................................................       992,032          994,221        2,626,630
          Adjustable Income Annuity ............................................             -                -                -
     Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select .......................................   (43,506,808)     (30,229,689)      (1,644,661)
          MultiOption Classic/Achiever .........................................          (103)             (64)              (2)
          MegAnnuity ...........................................................    (1,948,801)      (1,165,442)          (4,962)
          Adjustable Income Annuity ............................................             -                -                -
     Actuarial adjustments for mortality experience on annuities in payment period:
          MultiOption Flex/Single/Select .......................................       (16,316)          (9,224)              33
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................            68               (3)               -
          Adjustable Income Annuity ............................................             -                -                -
     Annuity benefit payments:
          MultiOption Flex/Single/Select .......................................      (288,178)        (214,932)          (2,553)
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................       (12,104)          (1,418)               -
          Adjustable Income Annuity ............................................             -                -                -
                                                                                 ---------------   ---------------   -------------

Increase (decrease) in net assets from contract transactions ...................   (21,106,942)     (13,998,749)       3,418,053
                                                                                 ---------------   ---------------   -------------

Increase (decrease) in net assets ..............................................    17,443,006       36,160,310        3,306,405

Net assets at the beginning of year ............................................   208,892,703      129,255,925        6,852,927
                                                                                 ---------------   ---------------   -------------

Net assets at the end of year .................................................. $ 226,335,709      165,416,235       10,159,332
                                                                                 ---------------   ---------------   -------------
                                                                                 ---------------   ---------------   -------------


                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------
                                                                                      MATURING        MATURING
                                                                                     GOVERNMENT      GOVERNMENT
                                                                                        BOND             BOND           VALUE
                                                                                        2006             2010           STOCK
                                                                                  --------------   --------------  --------------
Operations:
     Investment income (loss) - net ............................................       297,202          165,767        2,287,140
     Net realized gains on investments .........................................        47,949           16,366        2,634,652
     Net change in unrealized appreciation or depreciation
          of investments .......................................................      (960,318)        (913,774)      (6,443,650)
                                                                                  --------------   --------------  --------------

Net increase (decrease) in net assets resulting from operations ................      (615,167)        (731,641)      (1,521,858)
                                                                                  --------------   --------------  --------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
          MultiOption Flex/Single/Select .......................................     1,526,636        2,030,474       18,700,154
          MultiOption Classic/Achiever .........................................       103,443            4,215          393,048
          MegAnnuity ...........................................................        88,210              230          649,546
          Adjustable Income Annuity ............................................             -                -                -
     Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select .......................................    (1,675,064)      (1,957,748)     (37,110,285)
          MultiOption Classic/Achiever .........................................           (12)               -              (51)
          MegAnnuity ...........................................................        (4,530)         (23,905)      (1,172,623)
          Adjustable Income Annuity ............................................             -                -                -
     Actuarial adjustments for mortality experience on annuities in payment period:
          MultiOption Flex/Single/Select .......................................         1,110            1,057             (570)
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................           168               57             (133)
          Adjustable Income Annuity ............................................             -                -                -
     Annuity benefit payments:
          MultiOption Flex/Single/Select .......................................       (30,605)         (29,386)        (260,590)
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................        (3,409)            (403)          (1,581)
          Adjustable Income Annuity ............................................             -                -                -
                                                                                  --------------   --------------  --------------

Increase (decrease) in net assets from contract transactions ...................         5,947           24,591      (18,803,085)
                                                                                  --------------   --------------  --------------

Increase (decrease) in net assets ..............................................      (609,220)        (707,050)     (20,324,943)

Net assets at the beginning of year ............................................     6,868,481        5,644,926      154,497,444
                                                                                  --------------   --------------  --------------

Net assets at the end of year ..................................................     6,259,261        4,937,876      134,172,501
                                                                                  --------------   --------------  --------------
                                                                                  --------------   --------------  --------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                    --------------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY           GLOBAL         INDEX 400       MACRO-CAP
                                                                        VALUE             BOND           MID-CAP          VALUE
                                                                    -------------    -------------    -------------  -------------
Operations:
      Investment income (loss) - net ............................   $     13,997         495,388         (80,339)        (91,220)
      Net realized gains (losses) on investments ................       (161,587)          3,156       1,397,946         854,950
      Net change in unrealized appreciation or depreciation
          of investments ........................................       (145,818)     (3,362,094)        631,352          78,827
                                                                    -------------    -------------    -------------  -------------

Net increase (decrease) in net assets resulting from operations .       (293,408)     (2,863,550)      1,948,959         842,557
                                                                    -------------    -------------    -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:
          MultiOption Flex/Single/Select ........................      3,951,669       5,402,475       6,644,292       9,106,528
          MultiOption Classic/Achiever ..........................        172,769         339,782         398,478         237,806
          MegAnnuity ............................................        132,181          91,001         195,712         316,809
          Adjustable Income Annuity .............................              -               -               -               -
      Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select ........................     (1,399,857)     (2,969,821)     (1,850,467)     (2,069,201)
          MultiOption Classic/Achiever ..........................           (331)            (37)            (73)            (20)
          MegAnnuity ............................................       (264,558)         (1,089)       (126,401)        (13,417)
          Adjustable Income Annuity .............................              -               -               -               -
      Actuarial adjustments for mortality experience on annuities in payment period:
          MultiOption Flex/Single/Select ........................          1,175             138             188             372
          MultiOption Classic/Achiever ..........................              -               -               -               -
          MegAnnuity ............................................              -               1              (2)              1
          Adjustable Income Annuity .............................              -               -               -               -
      Annuity benefit payments:
          MultiOption Flex/Single/Select ........................        (32,243)        (17,940)        (15,257)        (18,875)
          MultiOption Classic/Achiever ..........................              -               -               -               -
          MegAnnuity ............................................            (24)            (25)            (25)            (48)
          Adjustable Income Annuity .............................              -               -               -               -
                                                                    -------------    -------------    -------------  -------------

Increase in net assets from contract transactions ...............      2,560,781       2,844,485       5,246,445       7,559,955
                                                                    -------------    -------------    -------------  -------------

Increase (decrease) in net assets ...............................      2,267,373         (19,065)      7,195,404       8,402,512

Net assets at the beginning of year .............................      7,851,143      30,823,257       9,358,774      10,209,903
                                                                    -------------    -------------    -------------  -------------

Net assets at the end of year ...................................   $ 10,118,516      30,804,192      16,554,178      18,612,415
                                                                    -------------    -------------    -------------  -------------
                                                                    -------------    -------------    -------------  -------------


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------
                                                                                           REAL          TEMPLETON
                                                                        MICRO-CAP         ESTATE         DEVELOPING
                                                                         GROWTH         SECURITIES       MARKETS
                                                                      -------------    ------------   -------------
Operations:
      Investment income (loss) - net ............................        (159,687)        215,182         (22,073)
      Net realized gains (losses) on investments ................         456,444        (117,722)        (27,891)
      Net change in unrealized appreciation or depreciation
          of investments ........................................      15,639,140        (383,438)      2,207,898
                                                                      -------------    ------------   -------------

Net increase (decrease) in net assets resulting from operations .      15,935,897        (285,978)      2,157,934
                                                                      -------------    ------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:
          MultiOption Flex/Single/Select ........................       9,266,982         898,091       4,760,534
          MultiOption Classic/Achiever ..........................         626,486          16,835         290,558
          MegAnnuity ............................................         249,289          49,362      27,247,119
          Adjustable Income Annuity .............................               -               -               -
      Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select ........................      (1,687,229)       (582,994)     (1,303,383)
          MultiOption Classic/Achiever ..........................             (83)             (2)           (206)
          MegAnnuity ............................................          (3,824)         (2,110)    (26,984,731)
          Adjustable Income Annuity .............................               -               -               -
      Actuarial adjustments for mortality experience on
        annuities in payment period:
          MultiOption Flex/Single/Select ........................             145               -           1,015
          MultiOption Classic/Achiever ..........................               -               -               -
          MegAnnuity ............................................              (1)              -            (760)
          Adjustable Income Annuity .............................               -               -               -
      Annuity benefit payments:
          MultiOption Flex/Single/Select ........................         (18,746)         (1,442)        (81,211)
          MultiOption Classic/Achiever ..........................               -               -               -
          MegAnnuity ............................................             (32)              -             (13)
          Adjustable Income Annuity .............................               -               -               -
                                                                      -------------    ------------   -------------

Increase in net assets from contract transactions ...............       8,432,987         377,740       3,928,922
                                                                      -------------    ------------   -------------

Increase (decrease) in net assets ...............................      24,368,884          91,762       6,086,856

Net assets at the beginning of year .............................       7,241,667       5,075,867       3,016,935
                                                                      -------------    ------------   -------------

Net assets at the end of year ...................................      31,610,551       5,167,629       9,103,791
                                                                      -------------    ------------   -------------
                                                                      -------------    ------------   -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                             ------------------------------------------------------------------
                                                                                                  MONEY            ASSET
                                                                  GROWTH            BOND          MARKET         ALLOCATION
                                                             ---------------   -------------  -------------  ----------------
Operations:
     Investment income (loss) - net ......................   $    (757,899)       5,096,987      1,421,466        5,708,809
     Net realized gains on investments ...................      35,969,150        2,143,010              -       41,108,373
     Net change in unrealized appreciation or depreciation
        of investments ...................................      28,752,083       (1,508,399)             -       41,516,841
                                                             ---------------   -------------  -------------  ----------------

Net increase in net assets resulting from operations .....      63,963,334        5,731,598      1,421,466       88,334,023
                                                             ---------------   -------------  -------------  ----------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans ........................      51,637,934       41,441,722     72,457,091       70,303,040
        MegAnnuity .......................................       2,288,260        2,374,930      3,391,144        1,777,956
        Adjustable Income Annuity ........................               -                -              -                -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans ........................     (36,450,685)     (21,212,178)   (58,811,259)     (65,726,252)
        MegAnnuity .......................................      (1,455,740)        (866,165)    (1,931,680)      (1,155,438)
        Adjustable Income Annuity ........................               -                -              -                -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans ........................           1,950          (43,058)            27           (4,603)
        MegAnnuity .......................................              18               51              -               62
        Adjustable Income Annuity ........................               -                -              -                -
     Annuity benefit payments:
        Personal Retirement Plans ........................        (201,089)        (140,143)        (6,516)        (441,066)
        MegAnnuity .......................................          (4,132)          (1,922)             -          (26,300)
        Adjustable Income Annuity ........................               -                -              -                -
                                                             ---------------   -------------  -------------  ----------------

Increase in net assets from contract transactions ........      15,816,516       21,553,237     15,098,807        4,727,399
                                                             ---------------   -------------  -------------  ----------------

Increase in net assets ...................................      79,779,850       27,284,835     16,520,273       93,061,422

Net assets at the beginning of year ......................     184,551,944      106,688,081     33,388,814      396,905,106
                                                             ---------------   -------------  -------------  ----------------

Net assets at the end of year ............................   $ 264,331,794      133,972,916     49,909,087      489,966,528
                                                             ---------------   -------------  -------------  ----------------
                                                             ---------------   -------------  -------------  ----------------


                                                                          SEGREGATED SUB-ACCOUNTS
                                                             --------------------------------------------------
                                                                 MORTGAGE           INDEX           CAPITAL
                                                                SECURITIES           500         APPRECIATION
                                                             -----------------  -------------   ---------------
Operations:
     Investment income (loss) - net ......................       3,497,879         (971,183)      (2,785,999)
     Net realized gains on investments ...................         653,974       19,013,210       23,604,148
     Net change in unrealized appreciation or depreciation
        of investments ...................................         233,763       45,447,205       39,001,666
                                                             -----------------  -------------   ---------------

Net increase in net assets resulting from operations .....       4,385,616       63,489,232       59,819,815
                                                             -----------------  -------------   ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans ........................      33,557,094       67,949,692       37,672,274
        MegAnnuity .......................................         969,771        3,417,868        1,306,737
        Adjustable Income Annuity ........................               -        6,647,680                -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans ........................     (17,949,781)     (42,752,201)     (34,786,814)
        MegAnnuity .......................................        (479,285)      (3,364,285)      (1,158,543)
        Adjustable Income Annuity ........................               -         (655,211)               -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans ........................         (12,738)         (13,196)          (1,165)
        MegAnnuity .......................................               -              161               16
        Adjustable Income Annuity ........................               -           81,585                -
     Annuity benefit payments:
        Personal Retirement Plans ........................         (85,620)        (231,073)        (212,803)
        MegAnnuity .......................................               -           (2,538)          (2,573)
        Adjustable Income Annuity ........................               -         (794,250)               -
                                                             -----------------  -------------   ---------------

Increase in net assets from contract transactions ........      15,999,441       30,284,232        2,817,129
                                                             -----------------  -------------   ---------------

Increase in net assets ...................................      20,385,057       93,773,464       62,636,944

Net assets at the beginning of year ......................      77,023,516      227,694,815      206,681,289
                                                             -----------------  -------------   ---------------

Net assets at the end of year ............................      97,408,573      321,468,279      269,318,233
                                                             -----------------  -------------   ---------------
                                                             -----------------  -------------   ---------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------------------
                                                                                                    MATURING      MATURING
                                                                                        SMALL      GOVERNMENT    GOVERNMENT
                                                                   INTERNATIONAL        COMPANY       BOND          BOND
                                                                      STOCK             GROWTH        2002          2006
                                                                  --------------    ------------- ------------  -------------
Operations:
     Investment income (loss) - net ...........................   $   3,125,103       (1,526,143)     266,243      258,869
     Net realized gains on investments ........................      12,699,612        1,655,860      104,469      156,665
     Net change in unrealized appreciation or depreciation
        of investments ........................................      (5,845,206)        (882,409)      31,481      218,033
                                                                  --------------    ------------- ------------  -------------

Net increase (decrease) in net assets resulting from operations       9,979,509         (752,692)     402,193      633,567
                                                                  --------------    ------------- ------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans .............................      36,659,650       28,012,351    2,697,576    3,409,399
        MegAnnuity ............................................       1,096,968        1,086,917      104,356      206,525
        Adjustable Income Annuity .............................               -                -            -            -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans .............................     (42,040,850)     (24,558,706)    (536,207)  (1,258,332)
        MegAnnuity ............................................      (2,122,613)        (689,332)      (8,740)     (11,210)
        Adjustable Income Annuity .............................               -                -            -            -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans .............................          (2,076)         (34,522)      11,619       14,151
        MegAnnuity ............................................             362              124            -        1,019
        Adjustable Income Annuity .............................               -                -            -            -
     Annuity benefit payments:
        Personal Retirement Plans .............................        (220,772)        (170,663)      (3,389)     (23,275)
        MegAnnuity ............................................         (13,429)          (1,198)           -       (2,341)
        Adjustable Income Annuity .............................               -                -            -            -
                                                                  --------------    ------------- ------------  -------------

Increase (decrease) in net assets from contract transactions .       (6,642,760)       3,644,971    2,265,215    2,335,936
                                                                  --------------    ------------- ------------  -------------

Increase (decrease) in net assets .............................       3,336,749        2,892,279    2,667,408    2,969,503

Net assets at the beginning of year ...........................     205,555,954      126,363,646    4,185,519    3,898,978
                                                                  --------------    ------------- ------------  -------------

Net assets at the end of year .................................   $ 208,892,703      129,255,925    6,852,927    6,868,481
                                                                  --------------    ------------- ------------  -------------
                                                                  --------------    ------------- ------------  -------------


                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------
                                                                     MATURING
                                                                    GOVERNMENT
                                                                       BOND            VALUE
                                                                       2010            STOCK
                                                                  --------------  --------------
Operations:
     Investment income (loss) - net ...........................       116,829       (1,889,523)
     Net realized gains on investments ........................       183,887        2,176,444
     Net change in unrealized appreciation or depreciation
        of investments ........................................       233,938         (307,967)
                                                                  --------------  --------------

Net increase (decrease) in net assets resulting from operations       534,654          (21,046)
                                                                  --------------  --------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans .............................     3,456,312       43,797,257
        MegAnnuity ............................................        25,510        1,341,893
        Adjustable Income Annuity .............................             -                -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans .............................    (1,503,240)     (38,307,284)
        MegAnnuity ............................................       (64,298)      (1,811,450)
        Adjustable Income Annuity .............................             -                -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans .............................         3,086            3,280
        MegAnnuity ............................................           389              539
        Adjustable Income Annuity .............................             -                -
     Annuity benefit payments:
        Personal Retirement Plans .............................        20,121         (198,093)
        MegAnnuity ............................................        (2,697)          (3,411)
        Adjustable Income Annuity .............................             -                -
                                                                  --------------  --------------

Increase (decrease)  in net assets from contract transactions .     1,935,183        4,822,731
                                                                  --------------  --------------

Increase (decrease) in net assets .............................     2,469,837        4,801,685

Net assets at the beginning of year ...........................     3,175,089      149,695,759
                                                                  --------------  --------------

Net assets at the end of year .................................     5,644,926      154,497,444
                                                                  --------------  --------------
                                                                  --------------  --------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                        -----------------------------------------------------------
                                                                             SMALL
                                                                            COMPANY         GLOBAL       INDEX 400       MACRO-CAP
                                                                             VALUE           BOND         MID-CAP          VALUE
                                                                        ---------------  ------------   ------------   ------------
 Operations:
     Investment income (loss) - net ................................... $      29,395      1,405,064        (19,463)       (59,096)
     Net realized gains (losses) on investments .......................        76,974        865,463        287,711        483,800
     Net change in unrealized appreciation or depreciation
        of investments ................................................      (617,083)     1,473,702        955,141      1,007,945
                                                                        ---------------  ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations .......      (510,714)     3,744,229      1,223,389      1,432,649
                                                                        ---------------  ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
       Personal Retirement Plans ......................................     6,475,581      4,876,523      5,538,756      6,338,736
       MegAnnuity .....................................................       136,060         44,459        210,696         63,746
       Adjustable Income Annuity ......................................             -              -              -              -
    Contract terminations and withdrawal payments:
       Personal Retirement Plans ......................................    (3,395,717)    (2,838,384)    (2,645,937)    (2,540,858)
       MegAnnuity .....................................................        (5,912)       (16,675)       (17,473)        (3,721)
       Adjustable Income Annuity ......................................             -              -              -              -
    Actuarial adjustments for mortality experience on annuities in payment period:
       Personal Retirement Plans ......................................        (2,310)          (880)          (576)          (869)
       MegAnnuity .....................................................             -              -              -              -
       Adjustable Income Annuity ......................................             -              -              -              -
    Annuity benefit payments:
       Personal Retirement Plans ......................................       (23,150)        (4,734)        (1,971)        (3,204)
       MegAnnuity .....................................................             -              -              -              -
       Adjustable Income Annuity ......................................             -              -              -              -
                                                                        ---------------  ------------   ------------   ------------

Increase in net assets from contract transactions .....................     3,184,552      2,060,309      3,083,495      3,853,830
                                                                        ---------------  ------------   ------------   ------------

Increase in net assets ................................................     2,673,838      5,804,538      4,306,884      5,286,479

Net assets at the beginning of year ...................................     5,177,305     25,018,719      5,051,890      4,923,424
                                                                        ---------------  ------------   ------------   ------------

Net assets at the end of year ........................................  $   7,851,143     30,823,257      9,358,774     10,209,903
                                                                        ---------------  ------------   ------------   ------------
                                                                        ---------------  ------------   ------------   ------------


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                        ---------------------------------------------
                                                                                           REAL           TEMPLETON
                                                                            MICRO-CAP     ESTATE          DEVELOPING
                                                                             GROWTH     SECURITIES (a)     MARKETS
                                                                          ------------- --------------   ------------
 Operations:
     Investment income (loss) - net ...................................       (65,522)       155,184         (6,121)
     Net realized gains (losses) on investments .......................       (94,680)       (21,658)       (41,787)
     Net change in unrealized appreciation or depreciation
        of investments ................................................       953,763       (852,973)      (444,051)
                                                                          ------------- --------------   ------------

Net increase (decrease)  in net assets resulting from operations ......       793,561       (719,447)      (491,959)
                                                                          ------------- --------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
       Personal Retirement Plans ......................................     3,203,379      5,877,266      3,575,326
       MegAnnuity .....................................................       105,113         10,489         70,613
       Adjustable Income Annuity ......................................             -              -              -
    Contract terminations and withdrawal payments:
       Personal Retirement Plans ......................................    (1,387,271)       (91,132)      (650,918)
       MegAnnuity .....................................................       (57,134)        (1,184)        (3,025)
       Adjustable Income Annuity ......................................             -              -              -
    Actuarial adjustments for mortality experience on annuities in payment period:
       Personal Retirement Plans ......................................          (805)             -         (5,630)
       MegAnnuity .....................................................             -              -              -
       Adjustable Income Annuity ......................................             -              -              -
    Annuity benefit payments:
       Personal Retirement Plans ......................................        (6,101)          (125)       (15,524)
       MegAnnuity .....................................................             -              -              -
       Adjustable Income Annuity ......................................             -              -              -
                                                                          ------------- --------------   ------------

Increase in net assets from contract transactions .....................     1,857,181      5,795,314      2,970,842
                                                                          ------------- --------------   ------------

Increase in net assets ................................................     2,650,742      5,075,867      2,478,883

Net assets at the beginning of year ...................................     4,590,925              -        538,052
                                                                          ------------- --------------   ------------

Net assets at the end of year ........................................      7,241,667      5,075,867      3,016,935
                                                                          ------------- --------------   ------------
                                                                          ------------- --------------   ------------

(a) Period from April 24, 1998, commencement of operations, to December 31, 1998.

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1)    ORGANIZATION AND BASIS OF PRESENTATION

       The Variable Annuity Account (the Account), was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life), under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers six types of contracts each consisting of twenty segregated sub-accounts to which contract owners may allocate their purchase payments. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

       The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. and Templeton Variable Products Series Fund (Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

       Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Real Estate Securities Portfolios of the Advantus Series Fund, Inc. and Templeton Developing Markets Fund - Class 2 of the Templeton Variable Products Series Fund, respectively.

       Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

       INVESTMENTS IN UNDERLYING FUNDS

       Investments in shares of the Underlying Funds are stated at market value, which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

                                       2
                           VARIABLE ANNUITY ACCOUNT

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

       FEDERAL INCOME TAXES

       The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

       CONTRACTS IN ANNUITY PAYMENT PERIOD

       MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:
       Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

       MEGANNUITY:
       Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

       ADJUSTABLE INCOME ANNUITY:
       Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A, using an assumed interest rate of
       4.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

(3)    CONTRACT CHARGES

       MULTIOPTION FLEX/SINGLE/SELECT:
       The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

       A contingent deferred sales charge may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 1999 and 1998 amounted to $4,481,055 and $3,304,803, respectively.

       MULTIOPTION CLASSIC/ACHIEVER:
       The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

       A contingent deferred sales charge may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first seven years or first ten years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. There were no sales charges deducted from redemption proceeds for the year ended December 31, 1999.

                                       3
                           VARIABLE ANNUITY ACCOUNT

(3)    CONTRACT CHARGES - CONTINUED

       MEGANNUITY:
       The administrative charge paid to Minnesota Life is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than .35 percent of the average daily net assets of the Account.

       Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to
       3.5 percent depending on the applicable state law. No premium taxes were deducted from purchase payments for the years ended December 31, 1999 and 1998.

       ADJUSTABLE INCOME ANNUITY:
       The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

       The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the administrative charge may be increased to not more than .40 percent of the average daily net assets of the Account.

       Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid to Minnesota Life:

             A sales charge ranging from 3.75 to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 1999 and 1998 amounted to $9,925 and $111,222, respectively.

             A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 1999 and 1998 amounted to $119,048 and $30,895, respectively.

             A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 1999 and 1998 amounted to $3,773 and $121, respectively.

                                       4
                           VARIABLE ANNUITY ACCOUNT

(4)    INVESTMENT TRANSACTIONS

       The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1999:


                                                              1999
                                                         ---------------
       Growth Portfolio .................................$ 63,135,218
       Bond Portfolio ...................................  33,877,637
       Money Market Portfolio ........................... 144,426,447
       Asset Allocation Portfolio ....................... 133,366,190
       Mortgage Securities Portfolio ....................  31,163,691
       Index 500 Portfolio .............................. 123,393,064
       Capital Appreciation Portfolio ...................  67,261,540
       International Stock Portfolio ....................  40,273,654
       Small Company Growth Portfolio ...................  17,622,024
       Maturing Government Bond 1998 Portfolio ..........           -
       Maturing Government Bond 2002 Portfolio ..........   5,491,222
       Maturing Government Bond 2006 Portfolio ..........   2,092,541
       Maturing Government Bond 2010 Portfolio ..........   2,276,355
       Value Stock Portfolio ............................  23,793,149
       Small Company Value Portfolio.....................   4,378,296
       Global Bond Portfolio.............................   6,850,146
       Index 400 Mid-Cap Portfolio ......................   8,575,958
       Macro-Cap Value Portfolio ........................  10,439,196
       Micro-Cap Growth Portfolio .......................  10,142,756
       Real Estate Securities Portfolio .................   1,243,086
       Templeton Developing Markets Fund ................  31,831,641

                                       5
                           VARIABLE ANNUITY ACCOUNT

(5)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

       Transactions in units for each segregated sub-account for the years ended December 31, 1999 and 1998 were as follows:

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                        --------------------------------------------------------------------
                                                                                       MONEY         ASSET        MORTGAGE
                                                           GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                                        ------------  ------------  ------------  ------------  ------------

        Units outstanding at
           December 31, 1997 .........................   44,705,247    43,266,404    19,804,841    119,491,402   34,751,197
              Contract purchase
                 payments ............................   11,145,679    16,757,246    43,552,011     19,570,064   14,779,503
              Deductions for contract
                 terminations, withdrawal
                 payments and charges ................   (8,045,075)   (8,682,491)  (35,397,177)   (18,688,238)  (8,023,362)
                                                        ------------  ------------  ------------  ------------  ------------
        Units outstanding at
           December 31, 1998 .........................   47,805,851    51,341,159    27,959,675    120,373,228   41,507,338
              Contract purchase
                 payments ............................    9,013,901     8,746,000    56,607,809     19,260,225   10,151,505
             Deductions for contract
                terminations, withdrawal
                payments and charges .................   (7,603,095)  (11,627,689)  (43,366,868)   (18,111,054) (10,721,250)
                                                        ------------  ------------  ------------  ------------  ------------
        Units outstanding at
           December 31, 1999 .........................   49,216,657    48,459,470    41,200,616    121,522,399   40,937,593
                                                        ------------  ------------  ------------  ------------  ------------
                                                        ------------  ------------  ------------  ------------  ------------

                                                                       SEGREGATED SUB-ACCOUNTS
                                                        -------------------------------------------------------
                                                                                                       SMALL
                                                           INDEX        CAPITAL     INTERNATIONAL     COMPANY
                                                            500       APPRECIATION     STOCK          GROWTH
                                                        ------------  ------------  -------------  ------------
        Units outstanding at
           December 31, 1997 .........................   54,579,265    53,582,481    103,600,602    68,590,765
              Contract purchase
                 payments ............................   15,789,448     8,967,037     17,507,237    15,655,645
              Deductions for contract
                 terminations, withdrawal
                 payments and charges ................  (10,100,150)   (8,655,037)   (21,151,100)  (14,456,560)
                                                        ------------  ------------  -------------  ------------
        Units outstanding at
           December 31, 1998 .........................   60,268,563    53,894,481     99,956,739    69,789,850
              Contract purchase
                 payments ............................   16,766,526     6,273,116     10,351,698     8,682,270
              Deductions for contract
                 terminations, withdrawal
                 payments and charges ................  (12,299,226)  (10,441,711)   (20,324,515)   (16,750,196)
                                                        ------------  ------------  -------------  ------------
        Units outstanding at
           December 31, 1999 .........................   64,735,863    49,725,886     89,983,922     61,721,924
                                                        ------------  ------------  -------------  ------------
                                                        ------------  ------------  -------------  ------------

                           VARIABLE ANNUITY ACCOUNT


(5)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT
        - CONTINUED
       -------------------------------------------------------------------------



                                                                SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------
                                          MATURING      MATURING      MATURING                      SMALL
                                         GOVERNMENT     GOVERNMENT    GOVERNMENT       VALUE        COMPANY
                                         BOND 2002      BOND 2006     BOND 2010        STOCK        VALUE
                                      -------------   ------------- ------------- -------------- -------------
Units outstanding at
   December 31, 1997 ...............   2,938,848         2,665,421     2,017,743     68,251,135     4,822,504
     Contract purchase
        payments ...................   1,966,007         2,048,990     1,948,023     20,251,001     5,908,905
     Deductions for contract
        terminations, withdrawal
        payments and charges ........   (377,892)         (833,184)     (919,654)   (18,520,135)   (3,175,808)
                                      -----------     ------------    ----------  -------------  ------------
Units outstanding
   December 31, 1998 ...............   4,526,963         3,881,227     3,046,112     69,982,001     7,555,601
     Contract purchase
        payments ...................   1,794,875         1,057,788     1,311,371      8,642,347     4,423,543
     Deductions for contract
        terminations, withdrawal
        payments and charges .......  (1,231,344)       (1,162,822)   (1,277,639)   (17,394,008)   (1,556,437)
                                      -----------     ------------    ----------  -------------  ------------
Units outstanding at
   December 31, 1999 ...............   5,090,494         3,776,193     3,079,844     61,230,340    10,422,707
                                      ==========      ============    ==========  =============  ============


                                                                           SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                                                         REAL           TEMPLETON
                                         GLOBAL         INDEX 400      MACRO-CAP        MICRO-CAP       ESTATE          DEVELOPING
                                          BOND           MID-CAP         VALUE           GROWTH       SECURITIES         MARKETS
                                     --------------   -------------  -------------   ------------- --------------  --------------
Units outstanding at
   December 31, 1997 ...............    25,083,345       5,020,041      5,003,390       5,019,479              -         724,374
     Contract purchase
        payments ...................     4,365,049       5,194,349      5,753,309       3,282,037      5,998,094       5,312,035
     Deductions for contract
        terminations, withdrawal
        payments and charges .......    (2,607,087)     (2,435,110)    (2,270,829)     (1,378,864)      (110,703)     (1,127,977)
                                     --------------   -------------  -------------   ------------- --------------  --------------
Units outstanding at
   December 31, 1998 ...............    26,841,307       7,779,280      8,485,870       6,922,652      5,887,391       4,908,432
     Contract purchase
        payments ...................     4,935,728       5,548,904      7,490,929       6,292,561      1,053,185       6,838,408
     Deductions for contract
        terminations, withdrawal
        payments and charges .......   (2,794,846)      (1,546,758)    (1,700,092)     (1,223,071)      (698,502)     (1,929,494)
                                     --------------   -------------  -------------   ------------- --------------  --------------
Units outstanding at
   December 31, 1999 ................   28,982,189      11,781,426     14,276,707      11,992,142      6,242,074       9,817,346
                                     ==============   =============  =============   ============= ==============  ==============


                                   VARIABLE ANNUITY ACCOUNT


(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
        CLASSIC/ACHIEVER

        Transactions in units for each segregated sub-account for the year ended December 31, 1999 were as follows:



                                                             SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------
                                                                  MONEY       ASSET         MORTGAGE
                                          GROWTH       BOND      MARKET     ALLOCATION     SECURITIES
                                       ----------- ----------- ----------   -----------   -------------
Units outstanding at
   December 31, 1998...................        -           -             -            -               -
     Contract purchase
       payments........................ 1,609,477     766,440     3,993,816    4,265,438         989,144
     Deductions for contract
       terminations, withdrawal
       payments and charges............      (518)       (588)     (620,941)    (969,313)            (71)
                                       ----------  ----------  ------------ ------------  --------------
Units outstanding at
   December 31, 1999................... 1,608,959     765,852     3,372,875    3,296,125         989,073
                                       ==========  ==========   ===========  ===========   =============


                                                           SEGREGATED SUB-ACCOUNTS
                                        ---------------------------------------------------------------
                                                                                   SMALL      MATURING
                                          INDEX      CAPITAL       INTERNATIONAL   COMPANY    GOVERNMENT
                                           500     APPRECIATION        STOCK       GROWTH     BOND 2002
                                        --------- --------------- -------------- ----------- ------------
Units outstanding at
   December 31, 1998...................                   -               -           -            -
     Contract purchase
       payments........................ 2,039,531     602,909         888,642      503,561       21,585
     Deductions for contract
       terminations, withdrawal
       payments and charges............      (572)        -               -           -            -
                                         -------- --------------  ------------ ----------- ------------
Units outstanding at
   December 31, 1999..................  2,038,959     602,909         888,642      503,561       21,585
                                        ========= ==============  ============ =========== ============


                                                            SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------
                                           MATURING      MATURING                 SMALL
                                          GOVERNMENT    GOVERNMENT     VALUE     COMPANY     GLOBAL
                                          BOND 2006     BOND 2010      STOCK      VALUE       BOND
                                       --------------  -----------  ---------- ---------  -----------
Units outstanding at
   December 31, 1998...................           -             -           -          -          -
     Contract purchase
       payments........................     102,972         4,254     392,479    179,591    342,453
     Deductions for contract
       terminations, withdrawal
       payments and charges............           -             -           -       (325)         -
                                        ------------   ----------   --------- -----------  --------
Units outstanding at
   December 31, 1999...................     102,972         4,254     392,479    179,266    342,453
                                        ============   ==========   ========= ==========   ========


                                                               SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------
                                                                                  REAL       TEMPLETON
                                         INDEX 400    MACRO-CAP   MICRO-CAP      ESTATE      DEVELOPING
                                          MID-CAP       VALUE       GROWTH     SECURITIES     MARKETS
                                        -----------  ----------   ----------  -----------   ----------
Units outstanding at
   December 31, 1998....................         -           -           -            -             -
     Contract purchase
       payments........................    398,475     236,331     420,716       17,691       268,416
     Deductions for contract
       terminations, withdrawal
       payments and charges...........           -           -           -            -          (184)
                                        ----------- ------------  ----------  ------------  ----------
Units outstanding at
   December 31, 1999...................    398,475     236,331     420,716       17,691       268,232
                                        =========== ============  ==========  ============  ===========


                                                    VARIABLE ANNUITY ACCOUNT

(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS -
        MEGANNUITY

        Transactions in units for each segregated sub-account for the years ended December 31, 1999 and 1998 were as follows:


                                                            SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------
                                                                              MONEY             ASSET           MORTGAGE
                                         GROWTH             BOND             MARKET          ALLOCATION        SECURITIES
                                       ----------        -----------      ------------     -------------      ----------
Units outstanding at
   December 31, 1997...............    1,394,064         1,545,276           625,617         1,806,441           484,707
     Contract purchase
       payments...................       657,711           972,566         1,947,732           546,207           395,612
     Deductions for contract
       terminations, withdrawal
       payments and charges......       (423,308)         (354,976)       (1,109,635)         (365,486)         (194,240)
                                       ----------        -----------     -------------     -------------      ----------
Units outstanding at
   December 31, 1998.............      1,628,467         2,162,866         1,463,714         1,987,162           686,079
     Contract purchase
       payments..................        545,679           646,495        22,001,268           465,525           272,542
     Deductions for contract
       terminations, withdrawal
       payments and charges.......      (400,427)         (570,961)      (22,289,191)         (374,401)          (79,722)
                                       ----------        -----------     -------------     -------------      ----------
Units outstanding at
   December 31, 1999..............     1,773,719         2,238,400         1,175,791         2,078,286           878,899
                                      ===========       ============     =============     =============      ==========

                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------
                                                                                                SMALL
                                          INDEX            CAPITAL        INTERNATIONAL        COMPANY
                                           500          APPRECIATION          STOCK            GROWTH
                                       ---------        ------------       ------------      ---------

Units outstanding at
   December 31, 1997.............      2,786,221         1,768,498         2,966,962         1,504,543
     Contract purchase
       payments..................        822,830           321,369           497,133           588,895
     Deductions for contract
       terminations, withdrawal
       payments and charges.......      (828,745)         (289,215)         (999,182)         (411,648)
                                       ---------        ------------       ------------      ---------
Units outstanding at
   December 31, 1998.............      2,780,306         1,800,652         2,464,913         1,681,790

     Contract purchase
       payments...................     1,111,383           301,006           431,585           483,647
     Deductions for contract
       terminations, withdrawal
       payments and charges.......      (953,098)         (503,340)         (834,346)         (587,822)
                                       ---------        ------------       ------------      ---------
Units outstanding at
   December 31, 1999...............    2,938,591         1,598,318         2,062,152         1,577,615
                                      ===========       ============     =============     =============


                                    VARIABLE ANNUITY ACCOUNT

(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED


                                                                      SEGREGATED SUB-ACCOUNTS
                                              ---------------------------------------------------------------------
                                               MATURING       MATURING       MATURING                       SMALL
                                              GOVERNMENT     GOVERNMENT     GOVERNMENT        VALUE        COMPANY
                                               BOND 2002      BOND 2006      BOND 2010        STOCK         VALUE
                                              -----------    ----------     -----------     ---------      ---------
Units outstanding at
   December 31, 1997.................            272,962        117,035        109,462      1,500,040       215,169
     Contract purchase
       payments......................             72,286        112,281         14,766        590,073       152,448
     Deductions for contract
       terminations, withdrawal
       payments and charges..........             (6,111)        (6,280)       (16,825)      (829,771)       (6,269)
                                              -----------    ----------     -----------     ---------      ---------
Units outstanding at
   December 31, 1998..................           339,137        223,036        107,403      1,260,342       361,348
     Contract purchase
       payments.......................         1,798,442         48,690              -        281,549       143,713
     Deductions for contract
       terminations, withdrawal
       payments and charges...........            (3,410)        (2,803)             -       (503,682)     (291,715)
                                              -----------    ----------     -----------     ---------      ---------
Units outstanding at
   December 31, 1999..................         2,134,169        268,923        107,403      1,038,209       213,346
                                              ===========    ==========     ===========     =========      =========


                                                                      SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------------------
                                                                                                       REAL      TEMPLETON
                                                GLOBAL    INDEX 400      MACRO-CAP       MICRO-CAP     ESTATE    DEVELOPING
                                                 BOND      MID-CAP       VALUE            GROWTH     SECURITIES   MARKETS
                                              ---------   ----------   -----------       ---------   ----------  ------------
Units outstanding at
   December 31, 1997..................          15,173        9,788      39,998            18,000            -         33,388
     Contract purchase
       payments.......................          42,386      225,451      60,652           119,408       13,452        104,594
     Deductions for contract
       terminations, withdrawal
       payments and charges...........         (14,916)     (17,626)     (3,069)          (65,814)      (1,428)        (5,765)
                                              ---------   ----------   -----------       ---------   ----------  ------------
Units outstanding at
   December 31, 1998..................          42,643      217,613      97,581            71,594       12,024        132,217
     Contract purchase
       payments.......................          84,240      164,052     252,625           157,939       55,427     33,973,859
     Deductions for contract
       terminations, withdrawal
       payments and charges............         (1,025)    (106,599)    (10,669)           (2,350)      (2,614)   (33,721,543)
                                              ---------   ----------   -----------       ---------   ----------  ------------
Units outstanding at
   December 31, 1999...................        125,858      275,066     339,537           227,183       64,837        384,533
                                              =========   ==========   ============      =========   ==========  ============


                           VARIABLE ANNUITY ACCOUNT


(6)    FINANCIAL HIGHLIGHTS - MULTIOPTION FLEX/SINGLE/SELECT
       -----------------------------------------------------

       The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

       GROWTH
       ------


                                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------------------------------------
                                                                         1999         1998          1997         1996        1995
                                                                        -------     --------      --------     -------     -------
        Unit value, beginning of year ................................  $   5.34        4.01         3.04         2.63        2.14
                                                                        --------    --------      --------     -------     -------

        Income (loss) from investment operations:

           Net investment income (loss) ...............................     (.05)       (.02)        (.02)       (.01)        (.01)
           Net gains or losses on securities
             (both realized and unrealized)............................     1.33        1.35          .99         .42          .50
                                                                        --------    --------      --------     -------     -------

              Total from investment operations.........................     1.28        1.33          .97         .41          .49
                                                                        --------    --------      --------     -------     -------
        Unit value, end of year........................................ $   6.62        5.34         4.01        3.04         2.63
                                                                        --------     -------      --------     -------     -------
                                                                        --------     -------      --------     -------     -------


                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       BOND
       ----


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------

        Unit value, beginning of year................................   $  2.48         2.37        2.19       2.15        1.82
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income ...................................       .10          .10         .09        .08         .04
            Net gains or losses on securities
              (both realized and unrealized) ........................      (.20)         .01         .09       (.04)        .29
                                                                        --------     -------     -------    -------     -------
              Total from investment operations.......................      (.10)         .11         .18        .04         .33
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year......................................   $  2.38         2.48        2.37       2.19        2.15
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       MONEY MARKET
       ------------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------

        Unit value, beginning of year .................................  $  1.69        1.63        1.57       1.52        1.46
                                                                        --------     -------     -------    -------     -------
        Income from investment operations:

           Net investment income ......................................      .06         .06         .06        .05         .06
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .06         .06         .06        .05         .06
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year .......................................  $  1.75        1.69        1.63       1.57        1.52
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       ASSET ALLOCATION
       ----------------



                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------

        Unit value, beginning of year.................................. $  3.96         3.25        2.76       2.49        2.01
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income......................................      .13         .05         .04        .04         .04
            Net gains or losses on securities
               (both realized and unrealized)..........................      .42         .66         .45        .23         .44
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .55         .71         .49        .27         .48
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year........................................ $   4.51        3.96        3.25       2.76        2.49
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       MORTGAGE SECURITIES
       -------------------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------


        Unit value, beginning of year................................... $  2.28        2.17        2.01       1.93        1.66
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:
            Net investment income.......................................     .11         .09         .10        .10         .10
            Net gains or losses on securities
               (both realized and unrealized)...........................    (.09)        .02         .06       (.02)        .17
                                                                        --------     -------     -------    -------     -------
               Total from investment operations.........................     .02         .11         .16        .08         .27
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year ........................................ $  2.30        2.28        2.17       2.01        1.93
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

        -----------------------------------------------------------------

        INDEX 500
        ---------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of year.................................. $   4.81        3.81        2.91       2.43       1.79
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income (loss)...............................      .02        (.02)       (.01)       --         .01
            Net gains or losses on securities
               (both realized and unrealized)..........................      .89        1.02         .91        .48        .63
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .91        1.00         .90        .48        .64
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year........................................ $   5.72        4.81        3.81       2.91       2.43
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       CAPITAL APPRECIATION
       --------------------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of year................................... $  4.79        3.71        2.93       2.52        2.08
                                                                        --------     -------     -------    -------     -------
        Income from investment operations:

            Net investment loss.........................................    (.06)       (.05)       (.04)      (.03)       (.03)
            Net gains or losses on securities (both
               realized and unrealized).................................    1.03        1.13         .82        .44         .47
                                                                        --------     -------     -------    -------     -------
               Total from investment operations.........................     .97        1.08         .78        .41         .44
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year......................................... $  5.76        4.79        3.71       2.93        2.52
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       INTERNATIONAL STOCK
       -------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of year................................... $  2.01        1.91        1.73       1.46        1.30
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income (loss)................................     .03         .03         .03        .02        (.02)
            Net gains or losses on securities
               (both realized and unrealized)...........................     .37         .07         .15        .25         .18
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .40         .10         .18        .27         .16
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year........................................  $  2.41        2.01        1.91       1.73        1.46
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       SMALL COMPANY GROWTH
       --------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of period................................  $  1.78        1.78        1.67      1.59       1.22
                                                                        --------     -------     -------    -------     -------
        Income from investment operations:

           Net investment loss.........................................     (.02)       (.02)       (.02)     (.02)      (.02)

           Net gains or losses on securities
               (both realized and unrealized)..........................      .80         .02         .13       .10        .39
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .78           -         .11       .08        .37
                                                                        --------     -------     -------    -------     -------
        Unit value, end of period .....................................  $  2.56        1.78        1.78      1.67       1.59
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                              VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MATURING GOVERNMENT BOND 2002
     -----------------------------



                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------
Unit value, beginning of period ................    $ 1.40        1.29        1.21        1.20         .97
                                                   ----------   ---------   --------   ----------   ----------
Income (loss) from investment operations:

    Net investment income ......................       .04         .07         .05         .06         .06
    Net gains or losses on securities
     (both realized and unrealized) ............      (.07)        .04         .03        (.05)        .17
                                                   ----------   ---------   --------   ----------   ----------
       Total from investment operations ........      (.03)        .11         .08         .01         .23
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................    $ 1.37        1.40        1.29        1.21        1.20
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------

                             VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MATURING GOVERNMENT BOND 2006
     -----------------------------


                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------
Unit value, beginning of period ................   $  1.57        1.39        1.25        1.28         .96
                                                   ----------   ---------   --------   ----------   ----------
Income (loss) from investment operations:

   Net investment income .......................       .07         .08         .05         .06         .06
   Net gains or losses on securities
    (both realized and unrealized) .............      (.21)        .10         .09        (.09)        .26
                                                   ----------   ---------   --------   ----------   ----------
      Total from investment operations .........      (.14)        .18         .14        (.03)        .32
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................   $  1.43        1.57        1.39        1.25        1.28
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MATURING GOVERNMENT BOND 2010
     -----------------------------



                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------

Unit value, beginning of period ................   $ 1.66         1.47        1.27        1.33         .95
                                                   ----------   ---------   --------   ----------   ----------
Income (loss) from investment operations:

    Net investment income (loss)  ..............      .05          .05         .04        (.02)        .06
    Net gains or losses on securities
     (both realized and unrealized) ............     (.26)         .14         .16        (.04)        .32
                                                   ----------   ---------   --------   ----------   ----------

       Total from investment operations ........     (.21)         .19         .20        (.06)        .38
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................  $  1.45         1.66        1.47        1.27        1.33
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     VALUE STOCK
     -----------



                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------
Unit value, beginning of period ................   $ 2.14         2.13        1.78        1.38        1.05
                                                   ----------   ---------   --------   ----------   ----------
Income from investment operations:

    Net investment income (loss) ...............      .03         (.03)          -           -           -
    Net gains or losses on securities
     (both realized and unrealized) ............     (.05)         .04         .35         .40         .33
                                                   ----------   ---------   --------   ----------   ----------
       Total from investment operations ........     (.02)         .01         .35         .40         .33
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................   $ 2.12         2.14        2.13        1.78        1.38
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------


                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     SMALL COMPANY VALUE
     -------------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period ..........................................    $ .95           1.03                  1.00
                                                                           -----------    ------------        ---------------
Income from investment operations:

    Net investment income (loss)  .......................................         -              -                     -
    Net gains or losses on securities (both realized and unrealized) ....      (.04)          (.08)                  .03
                                                                           -----------    ------------        ---------------
       Total from investment operations .................................      (.04)          (.08)                  .03
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................     $ .91            .95                  1.03
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     GLOBAL BOND
     -----------


                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................   $  1.14           1.00                  1.00
                                                                           -----------    ------------        ---------------

Income from investment operations:

    Net investment income (loss)  .......................................       .02            .06                   .01
    Net gains or losses on securities (both realized and unrealized) ....      (.12)           .08                  (.01)
                                                                           -----------    ------------        ---------------

       Total from investment operations .................................      (.10)           .14                     -
                                                                           -----------    ------------        ---------------

Unit value, end of period ...............................................    $ 1.04           1.14                  1.00
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------

* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     INDEX 400 MID-CAP
     -----------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................  $ 1.16             1.00                 1.00
                                                                           -----------    ------------        ---------------
Income from investment operations:

    Net investment income (loss)  .......................................    (.01)               -                    -
    Net gains or losses on securities (both realized and unrealized) ....     .17              .16                    -
                                                                           -----------    ------------        ---------------
       Total from investment operations .................................     .16              .16                    -
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................  $ 1.32             1.16                 1.00
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MACRO-CAP VALUE
     ---------------






                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 15, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................  $ 1.18              .98                 1.00
                                                                           -----------    ------------        ---------------
Income (loss) from investment operations:

    Net investment income ...............................................    (.01)            (.01)                   -
    Net gains or losses on securities (both realized and unrealized) ....     .07              .21                 (.02)
                                                                           -----------    ------------        ---------------
        Total from investment operations ................................     .06              .20                 (.02)
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................   $ 1.24            1.18                  .98
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------

* Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MICRO-CAP GROWTH
     ----------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------


Unit value, beginning of period .........................................  $  1.02             .91                  1.00
                                                                           -----------    ------------        ---------------
Income (loss) from investment operations:

    Net investment loss .................................................     (.02)           (.01)                 (.01)
    Net gains or losses on securities (both realized and unrealized) ....     1.51             .12                  (.08)
                                                                           -----------    ------------        ---------------
       Total from investment operations .................................     1.49             .11                  (.09)
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................  $  2.51            1.02                   .91
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------

* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     REAL ESTATE SECURITIES
     ----------------------



                                                                               YEAR             PERIOD FROM
                                                                               ENDED           APRIL 24, 1998 *
                                                                            DECEMBER 31,        TO DECEMBER
                                                                               1999               31, 1998
                                                                           --------------     -----------------

Unit value, beginning of period .........................................   $  .86                  1.00
                                                                           --------------     -----------------
Income (loss) from investment operations:

    Net investment income ...............................................      .03                   .03
    Net gains or losses on securities (both realized and unrealized) ....     (.08)                 (.17)
                                                                           --------------     -----------------
       Total from investment operations .................................     (.05)                 (.14)
                                                                           --------------     -----------------
Unit value, end of period ..............................................    $  .81                   .86
                                                                           --------------     -----------------
                                                                           --------------     -----------------


* Inception of the segregated sub-account was April 24, 1998, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     TEMPLETON DEVELOPING MARKETS
     ----------------------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 2, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................  $  .54              .69                   1.00
                                                                           -----------    ------------        ---------------
Income (loss) from investment operations:

    Net investment income ...............................................       -                -                      -
    Net gains or losses on securities (both realized and unrealized) ....     .28             (.15)                   (.31)
                                                                           -----------    ------------        ---------------
        Total from investment operations ................................     .28             (.15)                   (.31)
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................  $  .82              .54                     .69
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------



* Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - MULTIOPTION CLASSIC/ACHIEVER
     ---------------------------------------------------

The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods from September 9, 1999, commencement of the operations, to December 31, 1999:


                                                                              SEGREGATED SUB-ACCOUNT
                                               --------------------------------------------------------------------------------
                                                                    MONEY      ASSET        MORTGAGE      INDEX       CAPITAL
                                                GROWTH     BOND     MARKET   ALLOCATION    SECURITIES      500     APPRECIATION
                                               --------   ------   -------  ------------  ------------   -------  -------------


Unit value, beginning of period ............   $ 1.00      1.00      1.00      1.00           1.00         1.00     1.00
                                               --------   ------   -------  ------------  ------------   -------  -------------
Income (loss) from investment operations:

   Net investment income (loss) ............       -          -       .01       .07              -          .02     (.01)
   Net gains or losses on securities
    (both realized and unrealized) .........      .17         -         -       .03              -          .07      .28
                                               --------   ------   -------  ------------  ------------   -------  -------------
       Total from investment operations ....      .17         -       .01       .10              -          .09      .27
                                               --------   ------   -------  ------------  ------------   -------  -------------
Unit value, end of year ....................   $ 1.17      1.00      1.01      1.10           1.00         1.09     1.27
                                               --------   ------   -------  ------------  ------------   -------  -------------
                                               --------   ------   -------  ------------  ------------   -------  -------------




                                                                              SEGREGATED SUB-ACCOUNT
                                               ---------------------------------------------------------------------------------
                                                                 SMALL     MATURING     MATURING     MATURING             SMALL
                                               INTERNATIONAL    COMPANY   GOVERNMENT   GOVERNMENT   GOVERNMENT   VALUE   COMPANY
                                                   STOCK        GROWTH    BOND 2002     BOND 2006   BOND 2010    STOCK    VALUE
                                               -------------    -------   ----------   ----------   ----------   -----   -------

Unit value, beginning of period ............   $  1.00           1.00        1.00          1.00        1.00       1.00     1.00
                                               -------------    -------   ----------   ----------   ----------   -----   -------
Income (loss) from investment operations:

    Net investment income (loss) ...........         -           (.01)        .23           .22           -        .04      .03
    Net gains or losses on securities
     (both realized and unrealized) ........       .07            .41        (.23)         (.23)       (.02)      (.03)    (.04)
                                               -------------    -------   ----------   ----------   ----------   -----   -------
        Total from investment operations ...       .07            .40           -          (.01)       (.02)       .01     (.01)
                                               -------------    -------   ----------   ----------   ----------   -----   -------
Unit value, end of year ....................   $  1.07           1.40        1.00           .99         .98       1.01      .99
                                               -------------    -------   ----------   ----------   ----------   -----   -------
                                               -------------    -------   ----------   ----------   ----------   -----   -------






                                                                           SEGREGATED SUB-ACCOUNT
                                                 ------------------------------------------------------------------------
                                                                                                      REAL     TEMPLETON
                                                 GLOBAL    INDEX 400    MACRO-CAP      MICRO-CAP     ESTATE    DEVELOPING
                                                  BOND       MID-CAP      VALUE         GROWTH     SECURITIES   MARKETS
                                                 ------   -----------  -----------    -----------  ----------  ----------

Unit value, beginning of period ............     $ 1.00       1.00        1.00          1.00          1.00        1.00
                                                 ------   -----------  -----------    -----------  ----------  ----------
Income (loss) from investment operations:

   Net investment income (loss) ............        .07        .01         .02          (.01)          .18        (.01)
   Net gains or losses on securities
    (both realized and unrealized) .........       (.08)       .08         .02           .81          (.21)        .21
                                                 ------   -----------  -----------    -----------  ----------  ----------
       Total from investment operations ....       (.01)       .09         .04           .80          (.03)        .20
                                                 ------   -----------  -----------    -----------  ----------  ----------
Unit value, end of year ....................      $ .99       1.09        1.04          1.80           .97        1.20
                                                 ------   -----------  -----------    -----------  ----------  ----------
                                                 ------   -----------  -----------    -----------  ----------  ----------


                            VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - MEGANNUITY
     ---------------------------------

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

     GROWTH
     ------




                                                            YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996           1995
                                           --------    ---------      -----------    ----------     ---------

Unit value, beginning of year ............. $ 4.22        3.14            2.35          2.01           1.62
                                           --------    ---------      -----------    ----------     ---------
Income from investment operations:

    Net investment income .................    .01         .03             .02           .02            .01
    Net gains on securities
     (both realized and unrealized) .......   1.06        1.05             .77           .32            .38
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations ...   1.07        1.08             .79           .34            .39
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year ................... $ 5.29        4.22            3.14          2.35           2.01
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------


                            VARIABLE ANNUITY ACCOUNT

      ---------------------------------------------

      BOND
      ----




                                                            YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996           1995
                                           --------    ---------      -----------    ----------     ---------
Unit value, beginning of year ............  $ 2.52        2.38           2.18           2.12           1.77
                                           --------    ---------      -----------    ----------     ---------
Income (loss) from investment operations:

    Net investment income ................     .13         .13            .11            .11            .07
    Net gains or losses on securities
     (both realized and unrealized) ......    (.20)        .01            .09           (.05)           .28
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations ..    (.07)        .14            .20            .06            .35
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year ..................  $ 2.45        2.52           2.38           2.18           2.12
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------


                            VARIABLE ANNUITY ACCOUNT

      ---------------------------------------------

      MONEY MARKET
      ------------




                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996          1995
                                           --------    ---------      -----------    ----------     ---------
Unit value, beginning of year ...........   $ 1.78        1.70            1.62          1.55           1.47
                                           --------    ---------      -----------    ----------     ---------
Income from investment operations:

    Net investment income ...............      .08         .08             .08           .07            .08
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations .      .08         .08             .08           .07            .08
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year .................   $ 1.86        1.78            1.70          1.62           1.55
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------




                            VARIABLE ANNUITY ACCOUNT

      ---------------------------------------------

      ASSET ALLOCATION
      ----------------




                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996          1995
                                           --------    ---------      -----------    ----------     ---------
Unit value, beginning of year ............  $ 3.71        3.00            2.53          2.25          1.80
                                           --------    ---------      -----------    ----------     ---------
Income (loss) from investment operations:

   Net investment income .................     .17         .08             .08           .08           .06
   Net gains or losses on securities
     (both realized and unrealized) ......     .39         .63             .39           .20           .39
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations ..     .56         .71             .47           .28           .45
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year ..................  $ 4.27        3.71            3.00          2.53          2.25
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------


                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MORTGAGE SECURITIES
     -------------------

                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   2.55    2.40     2.20     2.09    1.78
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income ...................      .14     .13      .14      .13     .12
    Net gains or losses on securities
       (both realized and unrealized) .......     (.09)    .02      .06     (.02)    .19
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .05     .15      .20      .11     .31
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   2.60    2.55     2.40     2.20    2.09
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                              VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     INDEX 500
     ---------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   4.75    3.72     2.81     2.32    1.70
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income ...................      .08     .03      .03      .03     .03
    Net gains or losses on securities
       (both realized and unrealized) .......      .87    1.00      .88      .46     .59
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .95    1.03      .91      .49     .62
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   5.70    4.75     3.72     2.81    2.32
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     CAPITAL APPRECIATION
     --------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   4.75    3.64     2.84     2.42    1.97
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income (loss) ............     (.01)   (.01)    (.01)       -       -
    Net gains on securities
       (both realized and unrealized) .......     1.03    1.12      .81      .42     .45
                                                -------  ------   ------   ------  -------

       Total from investment operations .....     1.02    1.11      .80      .42     .45
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   5.77    4.75     3.64     2.84    2.42
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     INTERNATIONAL STOCK
     -------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   2.13    2.00     1.79     1.50    1.31
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income (loss) ............      .06     .06      .05      .04      -
    Net gains on securities
       (both realized and unrealized) .......      .39     .07      .16      .25     .19
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .45     .13      .21      .29     .19
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   2.58    2.13     2.00     1.79    1.50
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                            VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     SMALL COMPANY GROWTH
     --------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of period ............. $   1.86    1.84     1.71     1.60    1.22
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income ...................      -       -         -        -        -
    Net gains on securities
       (both realized and unrealized) .......      .84     .02      .13      .11     .38
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .84     .02      .13      .11     .38
                                                -------  ------   ------   ------  -------

Unit value, end of period.................... $   2.70    1.86     1.84     1.71    1.60
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MATURING GOVERNMENT BOND 2002
     -----------------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of period ............. $   1.47    1.35     1.24     1.22     .98
                                                -------  ------   ------   ------  -------

Income (loss) from investment operations:

    Net investment income ...................      .20     .08      .06      .15     .07
    Net gains or losses on securities
       (both realized and unrealized) .......     (.21)    .04      .05     (.13)    .17
                                                -------  ------   ------   ------  -------

       Total from investment operations .....     (.01)    .12      .11      .02     .24
                                                -------  ------   ------   ------  -------

Unit value, end of period.................... $   1.46    1.47     1.35     1.24    1.22
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MATURING GOVERNMENT BOND 2006
     -----------------------------

                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------

Unit value, beginning of period ..............  $ 1.65    1.45     1.29     1.31      .97
                                                -------  ------   ------   ------  -------
Income (loss) from investment operations:

    Net investment income ....................     .10     .11      .06      .07      .07
    Net gains or losses on securities
       (both realized and unrealized) ........    (.23)    .09      .10     (.09)     .27
                                                -------  ------   ------   ------  -------
          Total from investment operations ...    (.13)    .20      .16     (.02)     .34
                                                -------  ------   ------   ------  -------
Unit value, end of period.....................  $ 1.52    1.65     1.45     1.29     1.31
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------



                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MATURING GOVERNMENT BOND 2010
     -----------------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------

Unit value, beginning of period .............   $ 1.75    1.53     1.30     1.35      .96
                                                -------  ------   ------   ------  -------
Income (loss) from investment operations:

    Net investment income ...................      .07     .08      .08        -      .05
    Net gains or losses on securities
     (both realized and unrealized) .........     (.27)    .14      .15     (.05)     .34
                                                -------  ------   ------   ------  -------
        Total from investment operations ....     (.20)    .22      .23     (.05)     .39
                                                -------  ------   ------   ------  -------
Unit value, end of period....................   $ 1.55    1.75     1.53     1.30     1.35
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------


                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     VALUE STOCK
     -----------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------

Unit value, beginning of period .............   $ 2.25    2.22    1.83      1.40     1.06
                                                -------  ------   ------   ------  -------
Income from investment operations:

    Net investment income ...................      .06       -     .03       .02      .01
    Net gains on securities (both
     realized and unrealized) ...............     (.06)    .03     .36       .41      .33
                                                -------  ------   ------   ------  -------
       Total from investment operations .....        -     .03     .39       .43      .34
                                                -------  ------   ------   ------  -------
Unit value, end of period....................   $ 2.25    2.25    2.22      1.83     1.40
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     SMALL COMPANY VALUE
     -------------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------
Unit value, beginning of period ...................    $ .94         1.01            1.00
                                                       -------      ------     ---------------
Income from investment operations:

    Net investment income  ........................      .01          .02               -
    Net gains or losses on securities
     (both realized and unrealized) ...............     (.04)        (.09)            .01
                                                       -------      ------     ---------------
         Total from investment operations .........     (.03)        (.07)            .01
                                                       -------      ------     ---------------
Unit value, end of period..........................    $ .91          .94            1.01
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------



* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     GLOBAL BOND
     -----------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ...................    $ 1.15        .99             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income  ........................       .04        .07              .01
    Net gains or losses on securities
     (both realized and unrealized) ...............      (.13)       .09             (.02)
                                                       -------      ------     ---------------
       Total from investment operations ...........      (.09)       .16             (.01)
                                                       -------      ------     ---------------
Unit value, end of period..........................    $ 1.06       1.15              .99
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     INDEX 400 MID-CAP
     -----------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ....................    $ 1.15        .99             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income  .........................         -        .01                -
    Net gains or losses on securities
     (both realized and unrealized) ................       .19        .15             (.01)
                                                       -------      ------     ---------------
        Total from investment operations ...........       .19        .16             (.01)
                                                       -------      ------     ---------------
Unit value, end of period...........................    $ 1.34       1.15              .99
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     MACRO-CAP VALUE
     ---------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ...................    $ 1.20         .99             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income .........................       .01         .01              .01
    Net gains or losses on securities
     (both realized and unrealized) ...............       .07         .20             (.02)
                                                       -------      ------     ---------------
        Total from investment operations ..........       .08         .21             (.01)
                                                       -------      ------     ---------------
Unit value, end of period..........................    $ 1.28        1.20              .99
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     MACRO-CAP GROWTH
     ----------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ...................     $ .95         .84            1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income .........................         -           -               -
    Net gains or losses on securities
     (both realized and unrealized) ...............      1.41         .11            (.16)
                                                       -------      ------     ---------------
        Total from investment operations ..........      1.41         .11            (.16)
                                                       -------      ------     ---------------
Unit value, end of period..........................     $2.36         .95             .84
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     REAL ESTATES SECURITIES
     -----------------------




                                                       YEAR          PERIOD FROM
                                                       ENDED        APRIL 1, 1998*
                                                    DECEMBER 31,     TO DECEMBER
                                                       1999           31, 1998
                                                    -----------     -------------
Unit value, beginning of period ...................       $ .85              1.00
                                                    -----------     -------------
Income (loss) from investment operations:

    Net investment income .........................         .08               .08
    Net gains or losses on securities
     (both realized and unrealized) ...............       (.11)             (.23)
                                                    -----------     -------------
       Total from investment operations ...........       (.03)             (.15)
                                                    -----------     -------------
Unit value, end of period..........................       $ .82               .85
                                                    -----------     -------------
                                                    -----------     -------------

* Inception of the segregated sub-account was April 1, 1998, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     TEMPLETON DEVELOPING MARKETS
     ----------------------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------
Unit value, beginning of period .....................   $ .55         .70             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income  ..........................       -         .01                -
    Net gains or losses on securities
     (both realized and unrealized) .................     .29        (.16)            (.30)
                                                       -------      ------     ---------------
        Total from investment operations ............     .29        (.15)            (.30)
                                                       -------      ------     ---------------
Unit value, end of period............................   $ .84         .55              .70
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------

* Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 11, 2000

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 1999 and 1998
                                     Assets

                                                         1999        1998
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,868,584 and $4,667,688)                        $ 4,803,568 $ 4,914,012
   Held-to-maturity, at amortized cost (fair value
    $968,852 and $1,161,784)                              974,814   1,086,548
  Equity securities, at fair value (cost $587,014 and
   $579,546)                                              770,269     749,800
  Mortgage loans, net                                     696,672     681,219
  Real estate, net                                         36,793      38,530
  Finance receivables, net                                134,812     163,411
  Policy loans                                            237,335     226,409
  Short-term investments                                   93,993     136,435
  Private equities                                        284,797     160,958
  Other invested assets                                    53,919     100,667
                                                      ----------- -----------
   Total investments                                    8,086,972   8,257,989

  Cash                                                    116,803     175,660
  Deferred policy acquisition costs                       713,217     564,382
  Accrued investment income                                93,385      86,974
  Premiums receivable, net                                 94,171      62,609
  Property and equipment, net                              59,223      67,448
  Reinsurance recoverables                                194,940     176,683
  Other assets                                             64,256      61,183
  Separate account assets                               8,931,456   6,994,752
                                                      ----------- -----------
     Total assets                                     $18,354,423 $16,447,680
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,234,183 $ 4,242,802
  Future policy and contract benefits                   1,826,953   1,758,375
  Pending policy and contract claims                       90,762      70,564
  Other policyholders funds                               451,056     438,595
  Policyholders dividends payable                          51,749      53,957
  Stockholder dividend payable                                --       24,700
  Unearned premiums and fees                              208,013     180,191
  Federal income tax liability:
    Current                                                68,320      53,039
    Deferred                                              125,094     173,907
  Other liabilities                                       442,369     514,468
  Notes payable                                           218,000     267,000
  Separate account liabilities                          8,882,060   6,947,806
                                                      ----------- -----------
    Total liabilities                                  16,598,559  14,725,404
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares autho-
   rized, issued and outstanding                            5,000       5,000
  Additional paid in capital                                3,000         --
  Retained earnings                                     1,629,787   1,513,661
  Accumulated other comprehensive income                  118,077     203,615
                                                      ----------- -----------
    Total stockholder's equity                          1,755,864   1,722,276
                                                      ----------- -----------
      Total liabilities and stockholder's equity      $18,354,423 $16,447,680
                                                      =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  697,799  $  577,693  $  615,253
  Policy and contract fees                   331,110     300,361     272,037
  Net investment income                      540,056     531,081     553,773
  Net realized investment gains               79,615     114,652     114,367
  Finance charge income                       31,969      35,880      43,650
  Other income                                81,135      73,498      71,707
                                          ----------  ----------  ----------
    Total revenues                         1,761,684   1,633,165   1,670,787
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     667,207     519,926     515,873
  Interest credited to policies and con-
   tracts                                    282,627     290,870     298,033
  General operating expenses                 358,387     360,916     369,961
  Commissions                                110,645     110,211     114,404
  Administrative and sponsorship fees         79,787      80,183      81,750
  Dividends to policyholders                  18,928      25,159      26,776
  Interest on notes payable                   24,282      22,360      24,192
  Amortization of deferred policy acqui-
   sition costs                              123,455     148,098     128,176
  Capitalization of policy acquisition
   costs                                    (152,602)   (166,140)   (155,054)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,512,716   1,391,583   1,404,111
                                          ----------  ----------  ----------
      Income from operations before taxes    248,968     241,582     266,676

  Federal income tax expense (benefit):
    Current                                   75,172      93,584      84,612
    Deferred                                  (1,439)    (15,351)     (7,832)
                                          ----------  ----------  ----------
      Total federal income tax expense        73,733      78,233      76,780
                                          ----------  ----------  ----------
        Net income                        $  175,235  $  163,349  $  189,896
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $     (947) $      947
  Unrealized gains (losses) on securities    (85,538)     47,889      47,414
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    (85,538)     46,942      48,361
                                          ----------  ----------  ----------
    Comprehensive income                  $   89,697  $  210,291  $  238,257
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $      --   $      --
  Issued during the year                         --        5,000         --
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $      --
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $      --   $      --   $      --
  Contribution                                 3,000         --          --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $      --   $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,513,661  $1,380,012  $1,190,116
  Net income                                 175,235     163,349     189,896
  Retained earnings transfer for common
   stock issued                                  --       (5,000)        --
  Dividends to stockholder                   (59,109)    (24,700)        --
                                          ----------  ----------  ----------
    Total retained earnings               $1,629,787  $1,513,661  $1,380,012
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  203,615  $  156,673  $  108,312
  Change in unrealized appreciation of
   investments                               (85,538)     47,889      47,414
  Change in unrealized gain on foreign
   currency translation                          --         (947)        947
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  118,077  $  203,615  $  156,673
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,755,864  $1,722,276  $1,536,685
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 1999, 1998 and 1997

                                           1999         1998         1997
                                        -----------  -----------  -----------
                                                  (In thousands)
Cash Flows from Operating Activities
Net income                              $   175,235  $   163,349  $   189,896
Adjustments to reconcile net income to
 net cash
 provided by operating activities:
 Interest credited to annuity and in-
  surance contracts                         282,627      290,870      298,033
 Fees deducted from policy and con-
  tract balances                           (217,941)    (212,901)    (214,803)
 Change in future policy benefits            68,578       56,716       76,358
 Change in other policyholders lia-
  bilities                                   29,426       11,965        7,597
 Amortization of deferred policy ac-
  quisition costs                           123,455      148,098      128,176
 Capitalization of policy acquisition
  costs                                    (152,602)    (166,140)    (155,054)
 Change in premiums receivable              (31,562)       5,421       (9,280)
 Change in federal income tax liabil-
  ities                                      14,598       (7,455)      36,049
 Net realized investment gains              (79,615)    (114,652)    (114,367)
 Other, net                                 (27,314)      30,524      (44,527)
                                        -----------  -----------  -----------
   Net cash provided by operating ac-
    tivities                                184,885      205,795      198,078
                                        -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, avail-
  able-for-sale                           1,856,757    1,835,955    1,099,114
 Equity securities                          705,050      621,125      601,936
 Real estate                                  7,341        7,800        9,279
 Private equities                            28,128       20,025       19,817
 Other invested assets                        5,731          822        7,060
Proceeds from maturities and repay-
 ments of:
 Fixed maturity securities, avail-
  able-for-sale                             345,677      414,726      403,829
 Fixed maturity securities, held-to-
  maturity                                  122,704      148,848      139,394
 Mortgage loans                             116,785      126,066      109,246
Purchases of:
 Fixed maturity securities, avail-
  able-for-sale                          (2,432,049)  (2,384,720)  (1,498,048)
 Fixed maturity securities, held-to-
  maturity                                   (8,446)     (99,989)     (82,835)
 Equity securities                         (613,596)    (610,553)    (585,349)
 Mortgage loans                            (130,013)    (141,008)    (157,247)
 Real estate                                 (1,016)      (5,612)      (3,908)
 Private equities                           (79,584)     (64,811)     (48,778)
 Other invested assets                      (11,435)     (10,871)      (7,210)
Finance receivable originations or
 purchases                                  (74,989)     (77,141)    (115,248)
Finance receivable principal payments        88,697      109,277      133,762
Other, net                                  (91,346)     104,519      (88,626)
                                        -----------  -----------  -----------
   Net cash used for investing activi-
    ties                                   (165,604)      (5,542)     (63,812)
                                        -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and in-
 surance contracts                          448,012      952,622      928,696
Withdrawals from annuity and insurance
 contracts                                 (478,775)  (1,053,844)  (1,013,588)
Proceeds from issuance of debt               50,000       40,000          --
Payments on debt                            (49,000)     (31,000)     (21,000)
Dividends paid to stockholder               (83,809)         --           --
Other, net                                   (7,008)      (4,467)      (3,355)
                                        -----------  -----------  -----------
   Net cash used for financing activi-
    ties                                   (120,580)     (96,689)    (109,247)
                                        -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                    (101,299)     103,564       25,019
Cash and short-term investments, be-
 ginning of year                            312,095      208,531      183,512
                                        -----------  -----------  -----------
Cash and short-term investments, end
 of year                                $   210,796  $   312,095  $   208,531
                                        ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1999 for these business units were $703,473,000, $263,418,000, $388,792,000,
$164,774,000, and $66,594,000, respectively. Additional revenues of $174,633,000 were reported by the Company's subsidiaries and corporate product line.
   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
   Deferred policy acquisition costs amortized were $123,455,000, $148,098,000 and $128,176,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Software Capitalization
The Accounting Standards Executive Committee issued Statement of Position 98-1, Accounting for Costs of Computer Software for Internal Use, effective for fiscal years beginning after December 15, 1998. The Company has adopted the capitalization of software cost beginning in 1999. At December 1999, the Company had unamortized cost of $7,459,000 and amortized software expense of $1,643,000. Costs are amortized over a three-year period.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
   On January 1, 1999, the Company converted to the equity method of accounting for its private equity investments. Prior to 1999 the Company accounted for these investments using the cost method. The change to this method of accounting was not material to prior year amounts. Private equity investments are now carried at our equity in the estimated fair value of the underlying investments of these limited partnerships. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity.
   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1999 and 1998, was $7,101,000 and $6,713,000, respectively.
   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
   The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. Notional amounts for the years ended December 31, 1999 and 1998, were $98,606,000 and $115,194,000, respectively.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $113,441,000 and $101,692,000 at December 31, 1999 and 1998, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1999, 1998 and 1997, were $11,749,000, $10,765,000 and $8,965,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $49,396,000 and $46,946,000 at December 31, 1999 and 1998, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
   Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 1999 and 1998, the total participating business in force was $50,305,164,000 and $55,683,649,000, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1998 and 1997 consolidated financial statement balances have been reclassified to conform to the 1999 presentation.

(3) Investments

Net investment income for the years ended December 31 was as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $428,286  $445,220  $457,391
Equity securities            29,282    12,183    16,182
Mortgage loans               54,596    54,785    55,929
Real estate                      11      (236)     (407)
Policy loans                 16,016    15,502    15,231
Short-term investments        5,829     6,147     6,995
Private equities              4,114     1,908     2,081
Other invested assets         6,278     1,918     1,790
                           --------  --------  --------
  Gross investment income   544,412   537,427   555,192
Investment expenses          (4,356)   (6,346)   (1,419)
                           --------  --------  --------
    Total                  $540,056  $531,081  $553,773
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(31,404) $ 43,244  $  3,711
Equity securities            91,591    47,526    92,765
Mortgage loans                1,344     3,399     2,011
Real estate                   4,806     7,809     1,598
Private equities             13,983     6,336     8,431
Other invested assets          (705)    6,338     5,851
                           --------  --------  --------
    Total                  $ 79,615  $114,652  $114,367
                           ========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1999      1998      1997
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 28,619  $ 56,428  $ 18,804
  Gross realized losses                          (60,023)  (13,184)  (15,093)
Equity securities:
  Gross realized gains                           143,180   107,342   120,437
  Gross realized losses                          (51,589)  (59,816)  (27,672)
Private equities:
  Gross realized gains                            14,558    13,563    10,515
  Gross realized losses                             (575)   (7,227)   (2,084)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1999       1998
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,895  $ 487,479
Gross unrealized losses                           (184,268)   (73,440)
Adjustment to deferred acquisition costs              (414)  (119,542)
Adjustment to unearned policy and contract fees       (473)    15,912
Deferred federal income taxes                      (58,663)  (106,794)
                                                 ---------  ---------
  Net unrealized gains                           $ 118,077  $ 203,615
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1999
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  151,864 $     32 $  8,299 $  143,597
  Foreign governments                  122,505      678    7,913    115,270
  Corporate securities               3,088,999  108,203  117,543  3,079,659
  International bond securities         28,979      --     2,633     26,346
  Mortgage-backed securities         1,476,237    4,867   42,408  1,438,696
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated       463,089  142,583    2,745    602,927
  Equity securities-affiliated mu-
   tual funds                          123,925   44,014      597    167,342
                                    ---------- -------- -------- ----------
    Total equity securities            587,014  186,597    3,342    770,269
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities                 848,689   15,965   21,492    843,162
  Mortgage-backed securities           126,125    2,584    3,019    125,690
                                    ---------- -------- -------- ----------
    Total held-to-maturity             974,814   18,549   24,511    968,852
                                    ---------- -------- -------- ----------
      Total                         $6,430,412 $318,926 $206,649 $6,542,689
                                    ========== ======== ======== ==========

                                               Gross Unrealized
                                               ----------------
                                    Amortized                      Fair
                                       Cost     Gains   Losses    Value
                                    ---------- -------- ------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  195,650 $ 17,389 $   201 $  212,838
  Foreign governments                      784      --      311        473
  Corporate securities               2,357,861  204,277  30,648  2,531,490
  International bond securities        188,448   22,636   1,298    209,786
  Mortgage-backed securities         1,924,945   52,580  18,100  1,959,425
                                    ---------- -------- ------- ----------
    Total fixed maturities           4,667,688  296,882  50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585  15,057    606,305
  Equity securities-affiliated mu-
   tual funds                          115,769   27,726     --     143,495
                                    ---------- -------- ------- ----------
    Total equity securities            579,546  185,311  15,057    749,800
                                    ---------- -------- ------- ----------
      Total available-for-sale       5,247,234  482,193  65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496     235    961,325
  Mortgage-backed securities           192,484    9,030   1,055    200,459
                                    ---------- -------- ------- ----------
    Total held-to-maturity           1,086,548   76,526   1,290  1,161,784
                                    ---------- -------- ------- ----------
      Total                         $6,333,782 $558,719 $66,905 $6,825,596
                                    ========== ======== ======= ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   39,213 $   39,542 $  5,628  $  5,589
Due after one year through five years   1,065,644  1,125,653  175,672   176,672
Due after five years through ten
 years                                  1,305,697  1,271,316  376,752   375,480
Due after ten years                       981,793    928,361  290,637   285,421
                                       ---------- ---------- --------  --------
                                        3,392,347  3,364,872  848,689   843,162
Mortgage-backed securities              1,476,237  1,438,696  126,125   125,690
                                       ---------- ---------- --------  --------
  Total                                $4,868,584 $4,803,568 $974,814  $968,852
                                       ========== ========== ========  ========

   At December 31, 1999 and 1998, fixed maturity securities and short-term investments with a carrying value of $13,945,000 and $6,361,000, respectively, were on deposit with various regulatory authorities as required by law.
   Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1999    1998
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      --      841
                        ------- -------
  Total                 $ 1,500 $ 2,341
                        ======= =======

   At December 31, 1999, no mortgage loans were considered impaired. At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798, before the allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
   A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1999 and 1998.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,895
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --    (395)
                                                         ------ ------ ------
  Balance at end of year                                 $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    4 $   14 $3,268
Interest income on impaired mortgage loans--contractual       4     18    556
Interest income on impaired mortgage loans--collected         4     17    554

Minnesota Life Insurance Company and Subsidiaries

(4) Notes Receivable

In connection with the Company's construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1999 and 1998, HRA has drawn $13,574,000 and $9,669,000 on this loan contingency agreement and accrued interest of $1,795,000 and $673,000, respectively.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1999      1998
                                     --------  --------
                                      (In thousands)
Direct installment loans             $127,379  $147,425
Retail installment notes                9,199    12,209
Retail revolving credit                 3,457    17,170
Accrued interest                        2,505     2,683
                                     --------  --------
  Gross receivables                   142,540   179,487
Allowance for uncollectible amounts    (7,728)  (16,076)
                                     --------  --------
    Finance receivables, net         $134,812  $163,411
                                     ========  ========

   The direct installment loans, at December 31, 1999 and 1998, consisted of $83,376,000 and $81,066,000, respectively, of discount basis loans (net of unearned finance charges) and $44,003,000 and $66,359,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $29 million and $44 million of real estate secured loans at December 31, 1999 and 1998, respectively. Revolving credit loans included approximately $3 million and $16 million of real estate secured loans at December 31, 1999 and 1998, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 1999 and 1998, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.
   During the years ended December 31, 1999 and 1998, principal cash collections of direct installment loans were $57,665,000 and $75,011,000, respectively, and the percentages of these cash collections to average net balances were 43% and 47%, respectively. Retail installment notes' principal cash collections to average net balances were $12,180,000 and $15,990,000, respectively, and the percentages of these cash collections to average net balances were 121% and 101%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 1999 and 1998 was 5.4% and 9.0%, respectively. Changes in the allowance for losses for the periods ended December 31, 1999 and 1998 were as follows:

                                         1999      1998      1997
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $ 16,076  $ 20,545  $  7,497
Provision for credit losses               5,434    10,712    28,206
Allowance applicable to bulk purchase       125       --        --
Charge-offs                             (16,712)  (18,440)  (17,869)
Recoveries                                2,805     3,259     2,711
                                       --------  --------  --------
  Balance at end of year               $  7,728  $ 16,076  $ 20,545
                                       ========  ========  ========

   At December 31, 1999, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1999 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 1999          $5,539       692    $6,231
Related allowance for credit losses    $1,478       330    $1,808

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1999. The average quarterly balance of impaired loans during the year ended December 31, 1999 and 1998, was $5,758,000 and $6,354,000 for installment basis loans and $6,214,000 and $12,471,000 for revolving credit loans, respectively.
   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 1999.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1999     1998     1997
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $87,139  $84,553  $93,337
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (3,127)  (1,730)  (5,573)
  Special tax on mutual life insurance companies  (9,568)  (3,455)   3,341
  Sale of subsidiary                                 --       --    (4,408)
  Foundation gain                                   (538)     --    (4,042)
  Tax credits                                     (4,500)  (4,416)  (3,600)
  Expense adjustments and other                    4,327    3,281   (2,275)
                                                 -------  -------  -------
    Total tax expense                            $73,733  $78,233  $76,780
                                                 =======  =======  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1999     1998
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 17,461 $ 16,999
  Pension and post retirement benefits                  30,151   27,003
  Tax deferred policy acquisition costs                 91,976   82,940
  Net realized capital losses                            6,709    8,221
  Other                                                 16,612   18,487
                                                      -------- --------
    Gross deferred tax assets                          162,909  153,650
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,501 $155,655
  Real estate and property and equipment depreciation   14,642   10,275
  Basis difference on investments                        8,092   10,798
  Net unrealized capital gains                          59,411  143,354
  Other                                                  7,357    7,475
                                                      -------- --------
    Gross deferred tax liabilities                     288,003  327,557
                                                      -------- --------
      Net deferred tax liability                      $125,094 $173,907
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1999 and 1998 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
   Income taxes paid for the years ended December 31, 1999, 1998 and 1997, were $59,905,000, $91,259,000 and $71,108,000, respectively.
   The Company's tax returns for 1995, 1996, and 1997 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1999     1998     1997
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $435,079 $409,249 $416,910
  Less: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Net balance at January 1                            326,161  304,508  314,749
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,421   92,793  121,153
  Prior years                                        19,435   14,644    7,809
                                                   -------- -------- --------
Total incurred                                      111,856  107,437  128,962
                                                   -------- -------- --------
Paid related to:
  Current year                                       25,084   27,660   51,275
  Prior years                                        63,827   58,124   57,475
                                                   -------- -------- --------
Total paid                                           88,911   85,784  108,750
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --       --    30,453
                                                   -------- -------- --------
Net balance at December 31                          349,106  326,161  304,508
  Plus: reinsurance recoverable                     121,395  108,918  104,741
                                                   -------- -------- --------
Balance at December 31                             $470,501 $435,079 $409,249
                                                   ======== ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $19,435,000, $14,644,000 and $7,809,000 in 1999,
1998 and 1997, respectively which includes the amortization of discount on individual accident and health claim reserves of $13,918,000, $14,256,000, $11,522,000 in 1999, 1998 and 1997, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1999      1998      1999      1998
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $181,439  $151,509  $ 31,236  $ 24,467
  Service cost                           8,272     8,402     1,419     1,375
  Interest cost                         13,132    10,436     2,340     1,713
  Amendments                             4,385         6       --        --
  Actuarial gain                        (4,143)   16,298       (33)    4,542
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $197,025  $181,439  $ 33,720  $ 31,236
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $146,710  $133,505  $    --   $    --
  Actual return on plan assets          12,948    13,068       --        --
  Employer contribution                  6,096     5,349     1,242       861
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $159,694  $146,710  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(37,330) $(34,729) $(33,720) $(31,236)
  Unrecognized net actuarial loss
   (gain)                                6,812    12,283    (6,089)   (6,251)
  Unrecognized prior service cost
   (benefit)                             8,723     5,293    (2,472)   (2,986)
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(27,980) $(23,242) $(42,395) $(40,473)
  Intangible asset                       6,185     6,089       114       --
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Weighted average assumptions as of
 December 31
  Discount rate                           7.50%     7.00%     7.50%     7.00%
  Expected return on plan assets          8.27%     8.27%      --        --
  Rate of compensation increase           5.32%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

                                Pension Benefits            Other Benefits
                            ---------------------------  ----------------------
                              1999      1998     1997     1999    1998    1997
                            --------  --------  -------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost              $  8,272  $  8,402  $ 6,847  $1,419  $1,375  $1,047
  Interest cost               13,132    10,436    9,956   2,340   1,713   1,872
  Expected return on plan
   assets                    (12,080)  (10,978)  (9,859)    --      --      --
  Amortization of prior
   service cost (benefits)       954       578      578    (513)   (513)   (510)
  Recognized net actuarial
   loss (gain)                   459       190       77    (195)   (559)   (480)
                            --------  --------  -------  ------  ------  ------
    Net periodic benefit
     cost                   $ 10,737  $  8,628  $ 7,599  $3,051  $2,016  $1,929
                            ========  ========  =======  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $45,610,000, $36,376,000 and $18,500,000, respectively, as of December 31, 1999, and $39,470,000, $31,546,000 and
$17,334,000, respectively, as of December 31, 1998.
   The assumptions presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1999 by $6,164,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1999 by $831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 1999 by $4,879,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1999 by $637,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1999, 1998 and 1997 of $6,003,000, $7,145,000 and $7,173,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1999      1998      1997
                     --------  --------  --------
                           (In thousands)
Direct premiums      $662,775  $553,408  $595,686
Reinsurance assumed   102,154    91,548    78,097
Reinsurance ceded     (67,130)  (67,263)  (58,530)
                     --------  --------  --------
  Net premiums       $697,799  $577,693  $615,253
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $71,922,000, $64,174,000 and $58,072,000 during 1999, 1998 and 1997, respectively.
   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of in force to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.
   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transfers 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
   The interest rates on the finance receivables outstanding as of December 31, 1999 and 1998, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1999 and 1998, approximate the fair value for those respective dates.
   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1999 and 1998 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.
   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        1999                  1998
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,803,568 $4,803,568 $4,914,012 $4,914,012
  Held-to-maturity                 974,814    968,852  1,086,548  1,161,784
Equity securities                  770,269    770,269    749,800    749,800
Mortgage loans:
  Commercial                       625,196    605,112    579,890    603,173
  Residential                       71,476     73,293    101,329    104,315
Policy loans                       237,335    237,335    226,409    226,409
Short-term investments              93,993     93,993    136,435    136,435
Cash                               116,803    116,803    175,660    175,660
Finance receivables, net           134,812    134,812    163,411    163,411
Private equities                   284,797    284,797    160,958    164,332
Foreign currency exchange con-
 tract                                 655        655      1,594      1,594
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,113,718 $8,089,489 $8,296,046 $8,400,925
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1999                  1998
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,822,302 $1,810,820 $2,085,408 $2,075,738
Annuity certain contracts            39,513     39,421     57,528     60,766
Other fund deposits                 945,575    936,590    722,321    731,122
Guaranteed investment contracts         116        116        862        862
Supplementary contracts without
 life contingencies                  43,050     43,126     44,696     44,251
Notes payable                       218,000    221,233    267,000    272,834
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,068,556 $3,051,306 $3,177,815 $3,185,573
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1999 and 1998. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

   Notes payable as of December 31 were as follows:

                                                            1999     1998
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       93,000  142,000
                                                          -------- --------
  Total notes payable                                     $218,000 $267,000
                                                          ======== ========

   At December 31, 1999, the aggregate minimum annual notes payable maturities for the next four years were as follows: 2000, $33,000,000; 2001, $26,000,000;
2002, $22,000,000; 2003, $12,000,000; thereafter $125,000,000.
   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1999.
   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 1999 and 1998, the outstanding balance of this line of credit was $90,000,000 and $40,000,000, respectively.
   Interest paid on debt for the years ended December 31, 1999, 1998 and 1997, was $24,120,000, $25,008,000 and $18,197,000, respectively.

(13) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments.
   The components of comprehensive income (loss), other than net income are illustrated below:

                                                   1999       1998      1997
                                                ----------  --------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $      --   $    --   $  1,457
    Less: reclassification adjustment for gains
     included in net income                            --     (1,457)      --
                                                ----------  --------  --------
                                                       --     (1,457)    1,457
  Unrealized gains (loss) on securities            (59,499)  162,214   171,654
    Less: reclassification adjustment for gains
     included in net income                        (74,170)  (90,770)  (96,476)
                                                ----------  --------  --------
                                                 (133,669)    71,444    75,178
  Income tax expense related to items of other
   comprehensive income                             48,131   (23,045)  (28,274)
                                                ----------  --------  --------
  Other comprehensive income (loss), net of tax $  (85,538) $ 46,942  $ 48,361
                                                ==========  ========  ========

(14) Stock Dividends

During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

Minnesota Life Insurance Company and Subsidiaries

(14) Stock Dividends (continued)

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1998 statutory results, Minnesota Life Insurance Company could have paid $168,076,000 in dividends in 1999 without prior approval.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $183,200,000 as of December 31, 1999. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
   The Company has long-term commitments to fund private equities and real estate investments totaling $147,652,000 as of December 31, 1999. The Company estimates that $60,000,000 of these commitments will be invested in 2000, with the remaining $87,652,000 invested over the next four years.
   As of December 31, 1999, the Company had committed to purchase bonds and mortgage loans totaling $54,130,000 but had not completed the purchase transactions.
   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum rental commitments under such leases are as follows: 2000, $2,400,000; 2001, $2,227,000; 2002, $2,092,000; 2003,
$2,108,000; 2004, $1,261,000; 2005, $22,000.
   At December 31, 1999, the Company had guaranteed the payment of $76,600,000 in policyholders dividends and discretionary amounts payable in 2000. The Company has pledged bonds, valued at $79,333,000 to secure this guarantee.
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 1999 and 1998 the liability was ($352,000) and $1,105,000, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $5,485,000 and $7,282,000 for the periods ending December 31, 1999 and 1998, respectively. These assets are being amortized over a five-year period.
   At December 1999, the Company has guaranteed the payment of approximately $125,000,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company through the expiration date of the notes June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1999        1998
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,089,474  $  947,885
Adjustments:
  Deferred policy acquisition costs                      712,532     564,382
  Net unrealized investment gains (losses)               (49,572)    279,885
  Statutory asset valuation reserve                      310,626     239,455
  Statutory interest maintenance reserve                  30,984      49,915
  Premiums and fees deferred or receivable               (69,618)    (73,312)
  Change in reserve basis                                115,718     113,648
  Separate accounts                                      (64,860)    (56,816)
  Unearned policy and contract fees                     (144,157)   (118,459)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (125,094)   (173,907)
  Non-admitted assets                                     36,205      39,525
  Policyholders dividends                                 62,268      60,648
  Other                                                  (23,642)    (25,573)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,755,864  $1,722,276
                                                      ==========  ==========

                                                  As of December 31
                                            --------------------------------
                                              1999       1998        1997
                                            --------  ----------  ----------
                                                    (In thousands)
Statutory net income                        $167,957  $  104,609  $  167,078
Adjustments:
  Deferred policy acquisition costs           29,164      18,042      26,878
  Statutory interest maintenance reserve     (18,931)     25,746        (538)
  Premiums and fees deferred or receivable     3,686         708       2,175
  Change in reserve basis                      2,555       3,011       9,699
  Separate accounts                           (8,044)     (5,644)     (6,272)
  Unearned policy and contract fees           (8,696)     (7,896)    (12,825)
  Net deferred income taxes                    1,439      15,351       7,832
  Policyholders dividends                      1,620       1,194       2,708
  Other                                        4,485       8,228      (6,839)
                                            --------  ----------  ----------
Net income as reported in the accompanying
 consolidated financial statements          $175,235  $  163,349  $  189,896
                                            ========  ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1999

                                                                 As Shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  151,864 $  143,597    $  143,597
  Foreign governments                     122,505    115,270       115,270
  Public utilities                        287,970    276,558       276,558
  Mortgage-backed securities            1,602,362  1,564,386     1,564,386
  All other corporate bonds             3,678,697  3,672,609     3,678,571
                                       ---------- ----------    ----------
      Total bonds                       5,843,398  5,772,420     5,778,382
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        7,475      9,072         9,072
    Banks, trusts and insurance compa-
     nies                                  25,959     25,399        25,399
    Industrial, miscellaneous and all
     other                                525,152    708,848       708,848
  Nonredeemable preferred stocks           28,428     26,950        26,950
                                       ---------- ----------    ----------
      Total equity securities             587,014    770,269       770,269
                                       ---------- ----------    ----------
Mortgage loans on real estate             696,672     XXXXXX       696,672
Real estate (2)                            36,793     XXXXXX        36,793
Policy loans                              237,335     XXXXXX       237,335
Other long-term investments               473,528     XXXXXX       473,528
Short-term investments                     93,993     XXXXXX        93,993
                                       ---------- ----------    ----------
      Total                             1,538,321        --      1,538,321
                                       ---------- ----------    ----------
Total investments                      $7,968,733 $6,542,689    $8,086,972
                                       ========== ==========    ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule III

                      Supplementary Insurance Information

                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558      16,858
 Annuity              97,137      3,118,995          25         234
 Property and li-
  ability insur-
  ance                   --             441
                    --------     ----------    --------     -------
                    $713,217     $6,061,136    $208,013     $90,762
                    ========     ==========    ========     =======
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568      18,342
 Annuity              68,719      3,186,148          25         424
 Property and li-
  ability insur-
  ance                   --             480         556         --
                    --------     ----------    --------     -------
                    $564,382     $6,001,177    $180,191     $70,564
                    ========     ==========    ========     =======
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
  health insur-
  ance                70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and li-
  ability insur-
  ance                   --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
1999:
 Life insurance    $  762,745   $258,483     $645,695      $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922      108,283        11,779    101,021
 Annuity               95,190    243,160      214,461        22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491          323                      743      (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056     $968,762      $123,455   $573,101   $  (570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822      105,336        12,261     93,876
 Annuity               93,992    247,970      225,004        21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986        2,848           --       1,187       103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081     $835,955      $148,098   $573,670   $   103
                   =========== ========== ============== ============ ========= ==========
1997:
 Life insurance    $  576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
  health insur-
  ance                205,869     40,343       87,424         9,451    101,960
 Annuity               64,637    261,768      242,738        16,252    129,263
 Property and li-
  ability insur-
  ance                 40,316      4,395       33,773           --      13,146    43,376
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============
1997:
 Life insurance in force $122,120,394 $14,813,351 $25,566,734 $132,873,777      19.2%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    340,984 $    30,547 $    63,815 $    374,252      17.1%
  Accident and health
   insurance                  175,647      16,332       1,310      160,625       0.8%
  Annuity                      40,060         --          --        40,060       --
  Property and liability
   insurance                   38,995      11,651      12,972       40,316      32.2%
                         ------------ ----------- ----------- ------------
   Total premiums        $    595,686 $    58,530 $    78,097 $    615,253      12.7%
                         ============ =========== =========== ============

                       See independent auditors' report.